(2_FIDELITY_LOGOS)

FIDELITY ADVISOR(registered trademark)
STRATEGIC INCOME
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

ANNUAL REPORT

DECEMBER 31, 1999

CONTENTS

PRESIDENT'S MESSAGE           3   Ned Johnson on investing
                                  strategies.

PERFORMANCE                   4   How the fund has done over
                                  time.

FUND TALK                     21  The managers' review of fund
                                  performance, strategy and
                                  outlook.

INVESTMENT CHANGES            25  A summary of major shifts in
                                  the fund's investments over
                                  the past six months.

INVESTMENTS                   26  A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          48  Statements of assets and
                                  liabilities, operations, and
                                  changes in net assets,  as
                                  well as financial highlights.

NOTES                         57  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  65  The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The NASDAQ, S&P 500(Registered trademark) and Dow Jones Industrial Average all closed 1999 at record highs. Investors should note, however, that much of the year's returns were driven by a single sector: technology. Most other stocks were flat or down in 1999. Likewise, bond investors had little cause to celebrate at year's end. Steadily rising interest rates left the benchmark 30-year Treasury at its highest yield level in two years.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

Edward C. Johnson 3d

FIDELITY ADVISOR STRATEGIC INCOME FUND - CLASS A

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to that date are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY ADV STRATEGIC INCOME  6.12%        63.48%        63.76%
- CL A

FIDELITY ADV STRATEGIC INCOME  1.08%        55.71%        55.98%
- CL A  (INCL. 4.75% SALES
CHARGE)

Fidelity Strategic Income      3.01%        58.84%        57.18%
Composite

 JP EMBI Global                24.18%       110.15%       97.81%

 LB Government Bond            -2.23%       43.14%        43.75%

 ML High Yield Master II       2.51%        60.23%        60.52%

 SB Non-US Dollar World Govt   -5.07%       33.20%        30.59%
Bond

ML High Yield Master           1.57%        58.21%        58.61%

Multi-Sector Income Funds      2.57%        46.46%        n/a
Average

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class A's returns to the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class A's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Class A's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 111 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY ADV STRATEGIC INCOME  6.12%        10.33%        10.02%
- CL A

FIDELITY ADV STRATEGIC INCOME  1.08%        9.26%         8.99%
- CL A  (INCL. 4.75% SALES
CHARGE)

Fidelity Strategic Income      3.01%        9.70%         9.15%
Composite

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

$10,000 OVER LIFE OF FUND

             FA Strategic Inc -CL A      FID Strategic Inc Comp.     ML High Yield Master II
             00260                       F0086                       ML012
  1994/10/31       9525.00                    10000.00                    10000.00
  1994/11/30       9572.77                     9929.10                     9913.96
  1994/12/31       9541.61                     9896.03                    10018.42
  1995/01/31       9648.07                     9974.20                    10159.09
  1995/02/28       9875.95                    10138.76                    10484.71
  1995/03/31      10019.24                    10319.30                    10626.39
  1995/04/30      10395.11                    10653.99                    10895.62
  1995/05/31      10786.33                    11061.91                    11237.63
  1995/06/30      10841.49                    11137.49                    11313.19
  1995/07/31      10928.59                    11209.27                    11460.51
  1995/08/31      10945.88                    11212.08                    11520.65
  1995/09/30      11140.78                    11399.46                    11654.54
  1995/10/31      11270.10                    11460.75                    11753.05
  1995/11/30      11395.97                    11621.05                    11869.53
  1995/12/31      11643.10                    11872.44                    12068.40
  1996/01/31      11903.52                    12093.29                    12270.00
  1996/02/29      11807.14                    11976.55                    12307.50
  1996/03/31      11769.08                    11986.43                    12257.18
  1996/04/30      11882.44                    12063.55                    12274.37
  1996/05/31      11965.00                    12125.55                    12362.83
  1996/06/30      12066.53                    12248.99                    12412.09
  1996/07/31      12139.29                    12361.96                    12493.68
  1996/08/31      12280.23                    12497.57                    12646.07
  1996/09/30      12663.01                    12775.35                    12943.32
  1996/10/31      12827.47                    12936.84                    13055.66
  1996/11/30      13077.33                    13207.97                    13317.84
  1996/12/31      13141.42                    13240.15                    13428.55
  1997/01/31      13226.46                    13284.43                    13529.44
  1997/02/28      13339.67                    13379.69                    13737.43
  1997/03/31      13046.74                    13199.49                    13548.48
  1997/04/30      13192.75                    13336.62                    13722.19
  1997/05/31      13535.42                    13624.41                    14011.11
  1997/06/30      13731.04                    13819.58                    14227.65
  1997/07/31      14001.03                    14074.80                    14604.77
  1997/08/31      13990.54                    14055.05                    14587.19
  1997/09/30      14331.31                    14314.22                    14849.59
  1997/10/31      14085.62                    14212.09                    14925.41
  1997/11/30      14206.44                    14322.92                    15058.37
  1997/12/31      14356.16                    14453.95                    15210.02
  1998/01/31      14615.36                    14636.31                    15452.41
  1998/02/28      14724.36                    14737.14                    15515.02
  1998/03/31      14853.96                    14819.24                    15662.39
  1998/04/30      14903.22                    14918.72                    15729.66
  1998/05/31      14832.89                    14929.54                    15824.25
  1998/06/30      14791.03                    14946.67                    15905.97
  1998/07/31      14883.79                    15007.25                    16007.35
  1998/08/31      13741.00                    14267.50                    15199.31
  1998/09/30      14183.23                    14723.21                    15238.87
  1998/10/31      14213.37                    14823.14                    14910.04
  1998/11/30      14708.36                    15239.16                    15687.24
  1998/12/31      14698.49                    15258.57                    15659.13
  1999/01/31      14799.38                    15279.37                    15867.51
  1999/02/28      14622.88                    15070.93                    15762.48
  1999/03/31      14946.15                    15312.79                    15945.58
  1999/04/30      15410.28                    15573.11                    16237.32
  1999/05/31      15038.43                    15315.21                    16088.37
  1999/06/30      15078.99                    15324.24                    16048.50
  1999/07/31      15023.02                    15367.93                    16070.08
  1999/08/31      14979.77                    15319.18                    15900.29
  1999/09/30      15093.20                    15446.91                    15836.54
  1999/10/31      15179.95                    15500.32                    15750.59
  1999/11/30      15408.32                    15605.15                    15955.98
  1999/12/31      15598.43                    15718.47                    16052.29
IMATRL PRASUN   SHR__CHT 19991231 20000131 124623 R00000000000065

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class A on October 31, 1994, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by December 31, 1999, the value of the investment would have grown to $15,598 - a 55.98% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities - did over the same period. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,052 - a 60.52% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Global, Lehman Brothers Government Bond Index, Merrill Lynch High Yield Master II Index, and the Salomon Brothers Non-U.S. Dollar World Government Bond Index, according to the fund's neutral mix .* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,718 - a 57.18% increase. Going forward, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

* 40% HIGH YIELD, 30% U.S. GOVERNMENT AND INVESTMENT-GRADE, 15%
EMERGING MARKETS, AND 15% FOREIGN DEVELOPED MARKETS.

TOTAL RETURN COMPONENTS

                                                           SEPTEMBER 3, 1996
                  YEARS ENDED DECEMBER 31,                 (COMMENCEMENT OF SALE OF
                                                           CLASS A SHARES) TO DECEMBER
                                                           31,

                  1999                      1998    1997   1996

Dividend returns  6.97%                     6.59%   7.20%  2.56%

Capital returns   -0.85%                    -4.21%  2.04%  4.39%

Total returns     6.12%                     2.38%   9.24%  6.95%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              6.84(cents)   36.19(cents)   71.30(cents)

Annualized dividend rate         7.68%         6.92%          6.81%

30-day annualized yield          n/a           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.48 over the past one month, $10.37 over the past six months and $10.47 over the past one year, you can compare the class' income over these three periods. The past one month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable, operating history.

FIDELITY ADVISOR STRATEGIC INCOME FUND - CLASS T

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY ADV STRATEGIC INCOME  6.15%        63.47%        63.76%
- CL T

FIDELITY ADV STRATEGIC INCOME  2.43%        57.75%        58.03%
- CL T  (INCL. 3.50% SALES
CHARGE)

Fidelity Strategic Income      3.01%        58.84%        57.18%
Composite

 JP EMBI Global                24.18%       110.15%       97.81%

 LB Government Bond            -2.23%       43.14%        43.75%

 ML High Yield Master II       2.51%        60.23%        60.52%

 SB Non-US Dollar World Govt   -5.07%       33.20%        30.59%
Bond

ML High Yield Master           1.57%        58.21%        58.61%

Multi-Sector Income Funds      2.57%        46.46%        n/a
Average

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class T's returns to the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class T's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Class T's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 111 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY ADV STRATEGIC INCOME  6.15%        10.33%        10.02%
- CL T

FIDELITY ADV STRATEGIC INCOME  2.43%        9.55%         9.26%
- CL T  (INCL. 3.50% SALES
CHARGE)

Fidelity Strategic Income      3.01%        9.70%         9.15%
Composite

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

$10,000 OVER LIFE OF FUND

             FA Strategic Inc -CL T      FID Strategic Inc Comp.     ML High Yield Master II
             00638                       F0086                       ML012
  1994/10/31       9650.00                    10000.00                    10000.00
  1994/11/30       9698.40                     9929.10                     9913.96
  1994/12/31       9666.83                     9896.03                    10018.42
  1995/01/31       9774.68                     9974.20                    10159.09
  1995/02/28      10005.55                    10138.76                    10484.71
  1995/03/31      10150.73                    10319.30                    10626.39
  1995/04/30      10531.53                    10653.99                    10895.62
  1995/05/31      10927.88                    11061.91                    11237.63
  1995/06/30      10983.77                    11137.49                    11313.19
  1995/07/31      11072.01                    11209.27                    11460.51
  1995/08/31      11089.52                    11212.08                    11520.65
  1995/09/30      11286.98                    11399.46                    11654.54
  1995/10/31      11418.00                    11460.75                    11753.05
  1995/11/30      11545.52                    11621.05                    11869.53
  1995/12/31      11795.90                    11872.44                    12068.40
  1996/01/31      12059.74                    12093.29                    12270.00
  1996/02/29      11962.09                    11976.55                    12307.50
  1996/03/31      11923.53                    11986.43                    12257.18
  1996/04/30      12038.38                    12063.55                    12274.37
  1996/05/31      12122.02                    12125.55                    12362.83
  1996/06/30      12224.89                    12248.99                    12412.09
  1996/07/31      12298.60                    12361.96                    12493.68
  1996/08/31      12441.38                    12497.57                    12646.07
  1996/09/30      12830.13                    12775.35                    12943.32
  1996/10/31      12997.13                    12936.84                    13055.66
  1996/11/30      13251.26                    13207.97                    13317.84
  1996/12/31      13315.91                    13240.15                    13428.55
  1997/01/31      13391.70                    13284.43                    13529.44
  1997/02/28      13518.64                    13379.69                    13737.43
  1997/03/31      13222.75                    13199.49                    13548.48
  1997/04/30      13371.63                    13336.62                    13722.19
  1997/05/31      13720.32                    13624.41                    14011.11
  1997/06/30      13919.62                    13819.58                    14227.65
  1997/07/31      14194.54                    14074.80                    14604.77
  1997/08/31      14185.26                    14055.05                    14587.19
  1997/09/30      14518.67                    14314.22                    14849.59
  1997/10/31      14282.39                    14212.09                    14925.41
  1997/11/30      14393.11                    14322.92                    15058.37
  1997/12/31      14558.12                    14453.95                    15210.02
  1998/01/31      14805.33                    14636.31                    15452.41
  1998/02/28      14927.20                    14737.14                    15515.02
  1998/03/31      15058.21                    14819.24                    15662.39
  1998/04/30      15105.82                    14918.72                    15729.66
  1998/05/31      15036.26                    14929.54                    15824.25
  1998/06/30      14994.41                    14946.67                    15905.97
  1998/07/31      15088.85                    15007.25                    16007.35
  1998/08/31      13918.00                    14267.50                    15199.31
  1998/09/30      14367.82                    14723.21                    15238.87
  1998/10/31      14397.26                    14823.14                    14910.04
  1998/11/30      14912.03                    15239.16                    15687.24
  1998/12/31      14887.81                    15258.57                    15659.13
  1999/01/31      15002.45                    15279.37                    15867.51
  1999/02/28      14822.20                    15070.93                    15762.48
  1999/03/31      15135.03                    15312.79                    15945.58
  1999/04/30      15604.79                    15573.11                    16237.32
  1999/05/31      15242.05                    15315.21                    16088.37
  1999/06/30      15268.00                    15324.24                    16048.50
  1999/07/31      15209.38                    15367.93                    16070.08
  1999/08/31      15164.02                    15319.18                    15900.29
  1999/09/30      15278.27                    15446.91                    15836.54
  1999/10/31      15380.42                    15500.32                    15750.59
  1999/11/30      15596.21                    15605.15                    15955.98
  1999/12/31      15802.81                    15718.47                    16052.29
IMATRL PRASUN   SHR__CHT 19991231 20000131 141329 R00000000000065

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class T on October 31, 1994, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by December 31, 1999, the value of the investment would have grown to $15,803 - a 58.03% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index - a market value- weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities - did over the same period. Issues included in the index have maturities of one year or more, and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,052 - a 60.52% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Global, Lehman Brothers Government Bond Index, Merrill Lynch High Yield Master II Index, and the Salomon Brothers Non-U.S. Dollar World Government Bond Index, according to the fund's neutral mix .* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,718 - a 57.18% increase. Going forward, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

* 40% HIGH YIELD, 30% U.S. GOVERNMENT AND INVESTMENT-GRADE, 15%
EMERGING MARKETS, AND 15% FOREIGN DEVELOPED MARKETS.

TOTAL RETURN COMPONENTS

                  YEARS ENDED DECEMBER 31,

                  1999                      1998    1997   1996    1995

Dividend returns  6.91%                     6.56%   7.29%  7.73%   8.65%

Capital returns   -0.76%                    -4.30%  2.04%   5.16%  13.37%

Total returns     6.15%                     2.26%   9.33%  12.89%  22.02%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              6.78(cents)   35.76(cents)   70.50(cents)

Annualized dividend rate         7.62%         6.85%          6.74%

30-day annualized yield          7.28%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.47 over the past one month, $10.36 over the past six months, and $10.46 over the past one year, you can compare the class' income over these three periods. The past one month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's 3.50% sales charge.

FIDELITY ADVISOR STRATEGIC INCOME FUND - CLASS B

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield to measure performance. Class B shares' contingent deferred sales charge included in the past one year, five year and life of fund total return figures are 5%, 2% and 1%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEAR  LIFE OF FUND
1999

FIDELITY ADV STRATEGIC INCOME  5.45%        58.48%       58.38%
- CL B

FIDELITY ADV STRATEGIC INCOME  0.49%        56.48%       57.38%
- CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Fidelity Strategic Income      3.01%        58.84%       57.18%
Composite

 JP EMBI Global                24.18%       110.15%      97.81%

 LB Government Bond            -2.23%       43.14%       43.75%

 ML High Yield Master II       2.51%        60.23%       60.52%

 SB Non-US Dollar World Govt   -5.07%       33.20%       30.59%
Bond

ML High Yield Master           1.57%        58.21%       58.61%

Multi-Sector Income Funds      2.57%        46.46%       n/a
Average

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare the Class B's returns to the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class B's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Class B's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 111 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY ADV STRATEGIC INCOME  5.45%        9.65%         9.31%
- CL B

FIDELITY ADV STRATEGIC INCOME  0.49%        9.37%         9.17%
- CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Fidelity Strategic Income      3.01%        9.70%         9.15%
Composite

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

$10,000 OVER LIFE OF FUND

             FA Strategic Inc -CL B      FID Strategic Inc Comp.     ML High Yield Master II
             00639                       F0086                       ML012
  1994/10/31      10000.00                    10000.00                    10000.00
  1994/11/30      10045.19                     9929.10                     9913.96
  1994/12/31       9993.77                     9896.03                    10018.42
  1995/01/31      10109.93                     9974.20                    10159.09
  1995/02/28      10342.97                    10138.76                    10484.71
  1995/03/31      10496.27                    10319.30                    10626.39
  1995/04/30      10883.14                    10653.99                    10895.62
  1995/05/31      11285.68                    11061.91                    11237.63
  1995/06/30      11326.35                    11137.49                    11313.19
  1995/07/31      11420.96                    11209.27                    11460.51
  1995/08/31      11431.98                    11212.08                    11520.65
  1995/09/30      11617.60                    11399.46                    11654.54
  1995/10/31      11755.36                    11460.75                    11753.05
  1995/11/30      11878.64                    11621.05                    11869.53
  1995/12/31      12127.76                    11872.44                    12068.40
  1996/01/31      12391.44                    12093.29                    12270.00
  1996/02/29      12283.74                    11976.55                    12307.50
  1996/03/31      12237.32                    11986.43                    12257.18
  1996/04/30      12347.83                    12063.55                    12274.37
  1996/05/31      12426.63                    12125.55                    12362.83
  1996/06/30      12525.39                    12248.99                    12412.09
  1996/07/31      12594.31                    12361.96                    12493.68
  1996/08/31      12733.18                    12497.57                    12646.07
  1996/09/30      13123.27                    12775.35                    12943.32
  1996/10/31      13286.86                    12936.84                    13055.66
  1996/11/30      13539.79                    13207.97                    13317.84
  1996/12/31      13599.52                    13240.15                    13428.55
  1997/01/31      13681.65                    13284.43                    13529.44
  1997/02/28      13803.67                    13379.69                    13737.43
  1997/03/31      13482.16                    13199.49                    13548.48
  1997/04/30      13638.86                    13336.62                    13722.19
  1997/05/31      13973.99                    13624.41                    14011.11
  1997/06/30      14181.74                    13819.58                    14227.65
  1997/07/31      14453.55                    14074.80                    14604.77
  1997/08/31      14423.79                    14055.05                    14587.19
  1997/09/30      14767.17                    14314.22                    14849.59
  1997/10/31      14518.78                    14212.09                    14925.41
  1997/11/30      14623.24                    14322.92                    15058.37
  1997/12/31      14769.60                    14453.95                    15210.02
  1998/01/31      15025.93                    14636.31                    15452.41
  1998/02/28      15128.43                    14737.14                    15515.02
  1998/03/31      15266.11                    14819.24                    15662.39
  1998/04/30      15306.75                    14918.72                    15729.66
  1998/05/31      15227.35                    14929.54                    15824.25
  1998/06/30      15175.85                    14946.67                    15905.97
  1998/07/31      15263.44                    15007.25                    16007.35
  1998/08/31      14073.13                    14267.50                    15199.31
  1998/09/30      14519.06                    14723.21                    15238.87
  1998/10/31      14526.86                    14823.14                    14910.04
  1998/11/30      15051.23                    15239.16                    15687.24
  1998/12/31      15018.95                    15258.57                    15659.13
  1999/01/31      15111.61                    15279.37                    15867.51
  1999/02/28      14936.11                    15070.93                    15762.48
  1999/03/31      15242.68                    15312.79                    15945.58
  1999/04/30      15706.73                    15573.11                    16237.32
  1999/05/31      15334.34                    15315.21                    16088.37
  1999/06/30      15352.32                    15324.24                    16048.50
  1999/07/31      15285.45                    15367.93                    16070.08
  1999/08/31      15231.80                    15319.18                    15900.29
  1999/09/30      15338.05                    15446.91                    15836.54
  1999/10/31      15432.17                    15500.32                    15750.59
  1999/11/30      15639.90                    15605.15                    15955.98
  1999/12/31      15738.00                    15718.47                    16052.29
IMATRL PRASUN   SHR__CHT 19991231 20000131 164639 R00000000000065

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class B on October 31, 1994, when the fund started. As the chart shows, by December 31, 1999, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $15,738 - a 57.38% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities - did over the same period. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,052 - a 60.52% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe
- did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Global, Lehman Brothers Government Bond Index, Merrill Lynch High Yield Master II Index, and the Salomon Brothers Non-U.S. Dollar World Government Bond Index, according to the fund's neutral mix. * With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,718 - a 57.18% increase. Going forward, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

* 40% HIGH YIELD, 30% U.S. GOVERNMENT AND INVESTMENT-GRADE, 15%
EMERGING MARKETS, AND 15% FOREIGN DEVELOPED MARKETS.

TOTAL RETURN COMPONENTS

                  YEARS ENDED DECEMBER 31,

                  1999                      1998    1997   1996    1995

Dividend returns  6.21%                     5.89%   6.58%  7.00%   7.78%

Capital returns   -0.76%                    -4.20%  2.02%   5.14%  13.57%

Total returns     5.45%                     1.69%   8.60%  12.14%  21.35%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              6.21(cents)   32.42(cents)   63.73(cents)

Annualized dividend rate         6.97%         6.20%          6.08%

30-day annualized yield          6.88%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.49 over the past one month, $10.38 over the past six months, and $10.48 over the past one year, you can compare the class' income over these three periods. The past one month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

FIDELITY ADVISOR STRATEGIC INCOME FUND - CLASS C

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). If Class C shares 12b-1 fee had been reflected, returns between January 1, 1996 and November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, five year, and life of fund total return figures are 1% and 0%, 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY ADV STRATEGIC INCOME  5.25%        57.67%        57.57%
- CL C

FIDELITY ADV STRATEGIC INCOME  4.26%        57.67%        57.57%
- CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Fidelity Strategic Income      3.01%        58.84%        57.18%
Composite

 JP EMBI Global                24.18%       110.15%       97.81%

 LB Government Bond            -2.23%       43.14%        43.75%

 ML High Yield Master II       2.51%        60.23%        60.52%

 SB Non-US Dollar World Govt   -5.07%       33.20%        30.59%
Bond

ML High Yield Master           1.57%        58.21%        58.61%

Multi-Sector Income Funds      2.57%        46.46%        n/a
Average

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class C's returns to the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class C's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Class C's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 111 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY ADV STRATEGIC INCOME  5.25%        9.53%         9.20%
- CL C

FIDELITY ADV STRATEGIC INCOME  4.26%        9.53%         9.20%
- CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Fidelity Strategic Income      3.01%        9.70%         9.15%
Composite

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

$10,000 OVER LIFE OF FUND

             FA Strategic Inc -CL C      FID Strategic Inc Comp.     ML High Yield Master II
             00523                       F0086                       ML012
  1994/10/31      10000.00                    10000.00                    10000.00
  1994/11/30      10045.19                     9929.10                     9913.96
  1994/12/31       9993.77                     9896.03                    10018.42
  1995/01/31      10109.93                     9974.20                    10159.09
  1995/02/28      10342.97                    10138.76                    10484.71
  1995/03/31      10496.27                    10319.30                    10626.39
  1995/04/30      10883.14                    10653.99                    10895.62
  1995/05/31      11285.68                    11061.91                    11237.63
  1995/06/30      11326.35                    11137.49                    11313.19
  1995/07/31      11420.96                    11209.27                    11460.51
  1995/08/31      11431.98                    11212.08                    11520.65
  1995/09/30      11617.60                    11399.46                    11654.54
  1995/10/31      11755.36                    11460.75                    11753.05
  1995/11/30      11878.64                    11621.05                    11869.53
  1995/12/31      12127.76                    11872.44                    12068.40
  1996/01/31      12391.44                    12093.29                    12270.00
  1996/02/29      12283.74                    11976.55                    12307.50
  1996/03/31      12237.32                    11986.43                    12257.18
  1996/04/30      12347.83                    12063.55                    12274.37
  1996/05/31      12426.63                    12125.55                    12362.83
  1996/06/30      12525.39                    12248.99                    12412.09
  1996/07/31      12594.31                    12361.96                    12493.68
  1996/08/31      12733.18                    12497.57                    12646.07
  1996/09/30      13123.27                    12775.35                    12943.32
  1996/10/31      13286.86                    12936.84                    13055.66
  1996/11/30      13539.79                    13207.97                    13317.84
  1996/12/31      13599.52                    13240.15                    13428.55
  1997/01/31      13681.65                    13284.43                    13529.44
  1997/02/28      13803.67                    13379.69                    13737.43
  1997/03/31      13482.16                    13199.49                    13548.48
  1997/04/30      13638.86                    13336.62                    13722.19
  1997/05/31      13973.99                    13624.41                    14011.11
  1997/06/30      14181.74                    13819.58                    14227.65
  1997/07/31      14453.55                    14074.80                    14604.77
  1997/08/31      14423.79                    14055.05                    14587.19
  1997/09/30      14767.17                    14314.22                    14849.59
  1997/10/31      14518.78                    14212.09                    14925.41
  1997/11/30      14605.97                    14322.92                    15058.37
  1997/12/31      14761.52                    14453.95                    15210.02
  1998/01/31      14999.89                    14636.31                    15452.41
  1998/02/28      15112.41                    14737.14                    15515.02
  1998/03/31      15245.74                    14819.24                    15662.39
  1998/04/30      15283.34                    14918.72                    15729.66
  1998/05/31      15200.14                    14929.54                    15824.25
  1998/06/30      15146.44                    14946.67                    15905.97
  1998/07/31      15230.47                    15007.25                    16007.35
  1998/08/31      14036.76                    14267.50                    15199.31
  1998/09/30      14492.58                    14723.21                    15238.87
  1998/10/31      14497.59                    14823.14                    14910.04
  1998/11/30      15003.67                    15239.16                    15687.24
  1998/12/31      14970.49                    15258.57                    15659.13
  1999/01/31      15063.18                    15279.37                    15867.51
  1999/02/28      14887.58                    15070.93                    15762.48
  1999/03/31      15191.59                    15312.79                    15945.58
  1999/04/30      15653.23                    15573.11                    16237.32
  1999/05/31      15264.25                    15315.21                    16088.37
  1999/06/30      15294.92                    15324.24                    16048.50
  1999/07/31      15227.28                    15367.93                    16070.08
  1999/08/31      15172.90                    15319.18                    15900.29
  1999/09/30      15277.49                    15446.91                    15836.54
  1999/10/31      15354.89                    15500.32                    15750.59
  1999/11/30      15575.64                    15605.15                    15955.98
  1999/12/31      15756.93                    15718.47                    16052.29
IMATRL PRASUN   SHR__CHT 19991231 20000131 141006 R00000000000065

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class C on October 31, 1994, when the fund started. As the chart shows, by December 31, 1999, the value of the investment, would have grown to $15,757 - a 57.57% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities - did over the same period. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,052 - a 60.52% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe
- did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Global, Lehman Brothers Government Bond Index, Merrill Lynch High Yield Master II Index, and the Salomon Brothers Non-U.S. Dollar World Government Bond Index, according to the fund's neutral mix. * With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,718 - a 57.18% increase. Going forward, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

* 40% HIGH YIELD, 30% U.S. GOVERNMENT AND INVESTMENT-GRADE, 15%
EMERGING MARKETS, AND 15% FOREIGN DEVELOPED MARKETS.

TOTAL RETURN COMPONENTS

                                                    NOVEMBER 3, 1997
                  YEARS ENDED DECEMBER 31,          (COMMENCEMENT OF SALE OF
                                                    CLASS C SHARES) TO DECEMBER
                                                    31,

                  1999                      1998    1997

Dividend returns  6.10%                     5.63%   1.36%

Capital returns   -0.85%                    -4.21%  -0.09%

Total returns     5.25%                     1.42%   1.27%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              6.11(cents)   31.88(cents)   62.60(cents)

Annualized dividend rate         6.87%         6.10%          5.98%

30-day annualized yield          6.78%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.47 over the past one month, $10.36 over the past six months, and $10.46 over the past one year, you can compare the class' income over these three periods. The past one month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

FUND TALK: THE MANAGERS' OVERVIEW

MARKET RECAP

Concern over rising interest rates,
spurred by strengthening global
economies, left most bond investors
looking much the worse for wear
during the 12-month period that
ended December 31, 1999. Continued
non-inflationary growth in the U.S.
economy, as well as a sharp rally
in worldwide commodity prices -
driven by a dramatic rebound in oil -
provided the lifeblood for widespread
recovery in international markets
during this time frame. Outside of
positive performing Canadian and
Japanese issues - beneficiaries of
strong local currencies - higher rates
proved insurmountable for most other
non-U.S. developed markets, which
produced negative returns in local
currency terms. A markedly weak
euro, coupled with firming supply
pressures, felled bond prices in
Germany, France and Italy. On the
other side of the coin, supported by
favorable external and domestic
conditions, emerging-market debt
made solid strides toward recovery,
outpacing most other fixed-income
markets during the period. Russia
was the big winner, garnering interest
from the world for its commitment to
enacting wide-sweeping economic
reform. Having emerged from
recession, Brazil benefited from
bullish investor sentiment forming in
support of its own array of
progressive reform measures.
Similarly, signs of economic expansion
and strong growth prospects
buoyed both Mexico and Argentina,
while Venezuela continued to trail the
broader market due to political
uncertainty.

(Photographs of John Carlson, Kevin Grant, Mark Notkin and Ian
Spreadbury)

The following is an interview with John Carlson (top left), Lead Portfolio Manager of Fidelity Advisor Strategic Income Fund, with additional comments from Kevin Grant (top right), on U.S. government and investment-grade securities; Mark Notkin (lower left) on high-yield securities; and Ian Spreadbury (lower right) on foreign developed-market securities. John Carlson also manages the emerging-markets portion of the fund.

Q. HOW DID THE FUND PERFORM, JOHN?

J.C. Very well relative to its benchmark and peers. For the 12 months ending December 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 6.12%, 6.15%, 5.45% and 5.25%, respectively. The multi-sector income funds average, as tracked by Lipper Inc., returned 2.57%. The Merrill Lynch High Yield Master II Index returned 2.51%.

Q. WHAT LED TO THE FUND'S STRONG PERFORMANCE?

J.C. There are four subportfolios that make up the fund: emerging markets, high-yield, foreign developed markets and U.S. investment-grade debt. Each one contributed in its own way to the fund's overall performance. The entire fund was positively influenced by strong, continued growth in the U.S. economy and recovery in the global markets.

Q. MARK, HOW DID THE HIGH-YIELD SUBPORTFOLIO PERFORM IN 1999 AND WHAT WAS YOUR FOCUS?

M.N. The subportfolio's outperformance compared to its benchmark was driven primarily by individual security selection and, to a lesser extent, industry selection. Most of the positive performance of the high-yield market occurred early in 1999 and again in the fourth quarter. During the May through October time period, performance was hampered by higher Treasury yields, volatile equity markets and Y2K fears, which dampened investor confidence. The subportfolio was overweighted in telecommunications and cable, while underweighted in health care, and both weightings contributed to performance. Cable industry fundamentals were very strong, demonstrating solid earnings growth, debt reduction and increased revenue streams. Deregulation of that industry - allowing emerging telecommunications companies to take market share from established companies - has come at a time when the industry is enjoying significant growth due to consumer demand for data and Internet services. Securities of Nextel, a national wireless telephone operator, appreciated during the year due to increasing subscribers and strong earnings growth. Several CLEC (competitive local exchange carriers) positions, such as Covad Communications, Intermedia Communications and WinStar Communications also were strong contributors. Detractors included Jitney-Jungle and CKE Restaurants, which are no longer held in the fund.

Q. JOHN, WOULD YOU HIGHLIGHT SOME OF THE EVENTS THAT AFFECTED THE
EMERGING-MARKET DEBT PORTION OF THE FUND DURING 1999?

J.C. Of course. Russia was the big story in 1998, and it was again in 1999. However, this time the story was good - after having been oversold and distressed in 1998, the Russian market is recovering. Its government adopted a number of prudent fiscal and monetary policies, with the result being that Russia ended the year as the best-performing country in the index. The fund's overweighted position in Russia was the largest contributor to performance. The fund's holdings in Brazil also aided performance. In January 1999, Brazil devalued its local currency, the real, sending valuations downward. Its government used the crisis to enact reforms in its social security system, and valuations rebounded by year's end. Another significant factor was the worldwide rally in the commodities markets; most notable was the near doubling of oil prices during the year. This had a positive effect on a number of emerging-market countries, since most of them are commodity exporters.

Q. KEVIN, HOW DID THE U.S. GOVERNMENT SECTOR OF THE PORTFOLIO FARE?

K.G. The subportfolio ended the year in line with its benchmark, which is what it should do. The subportfolio is designed to be the stable component of the larger portfolio and to add value by credit selection and trading efficiencies. Long-term bonds began 1999 with unusually low interest rates, as a result of the flight to quality during 1998 caused by the crisis in world markets. Interest rates that low simply could not be sustained. During 1999, interest rates rose rapidly as the world markets rebounded and investor confidence returned. While the returns on the subportfolio were not as high as they were last year, there was a positive note: Higher levels of interest rates have increased the income stream into the portfolio. The income creates a cushion for market activity; if interest rates continue to rise, the income will offset the impact of lower returns and, if rates remain steady or decline, then the bond market could post strong returns.

Q. IAN, WHAT WAS YOUR STRATEGY FOR THE FOREIGN DEVELOPED-COUNTRY
SUBPORTFOLIO DURING 1999?

I.S. The recovery of the world markets, particularly the emerging countries, was not necessarily good news for the G-7 markets. The yen strengthened over the period as positive economic news from Japan showed signs of recovery. The euro declined during the year, driven by a relatively weak economy in Western Europe as well as loose monetary policy. The fund was able, however, to take advantage of selective investment opportunities created by the large number of euros issued, especially in the lower-quality investment-grade categories. The British sterling portfolio has seen historically wide spreads, partly driven by the high cost of gilts, or British government bond, portfolio and has provided good investment opportunities. One of the strategies I successfully employed during the year was underweighting medium duration bonds in the gilt, anticipating their underperformance relative to short and long duration bonds.

Q. JOHN, AS LEAD PORTFOLIO MANAGER, WHAT'S YOUR OUTLOOK FOR THE FUND?

J.C. More of the same - and by that I mean the fund's investment strategy of strategic allocations to four subportfolios will be maintained. Emphasis will continue to be placed on individual security selection utilizing Fidelity's extensive credit research capabilities. We look for continued growth from the high-yield and emerging-markets portfolios, and diversification and liquidity from the foreign developed-markets and investment-grade portfolios.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

JOHN CARLSON DISCUSSES
THE FUND'S NEUTRAL
INVESTMENT ALLOCATION:

"There are four subportfolios that
make up this fund: U.S. high-yield
(40%), U.S. government (30%),
non-U.S. developed markets (15%),
and emerging-market debt (15%).
Fidelity conducted extensive
research to determine the optimal
mix to maximize diversification
and return. The U.S. high-yield and
emerging-market subportfolios
typically provide the bulk of the
return while assuming the most risk.
The U.S. government sector provides
stability and liquidity, while the
non-U.S. developed-market portion
adds diversification, primarily
through currency exposure.

"The contrasting market
environments of 1998 and 1999 clearly
demonstrate how the neutral
investment strategy works. In 1998,
adverse conditions for the high-yield
and emerging-debt markets led to
negative returns in those
subportfolios. Positive returns were
created in the two remaining
subportfolios by those same forces. In
1999, the story was reversed, when
U.S. high-yield and emerging-market
debt recovered against a backdrop of
higher developed-country interest
rates and a stronger U.S. dollar. The
fund's success through these two
markedly different environments
supports our research that at least
two of the four sectors provide
positive returns to the fund on a
quarterly basis.

"The portfolio's neutral investment
mix was designed to succeed across
an entire market cycle. Looking
forward, we anticipate making no
changes to the fund's structure. We
do not believe it is possible to predict the direction of markets consistently;
instead, we rely on the individual
portfolio managers to add value over
their benchmarks."

FUND FACTS

GOAL: a high level of current
income by investing primarily
in debt securities; as a
secondary objective, the fund
may seek capital
appreciation

START DATE: October 31,
1994

SIZE: as of December 31,
1999, more than $309
million

MANAGER: John Carlson, lead
and emerging-markets
manager, since 1996 and
1999, respectively; Kevin
Grant, U.S. government
investments; since 1998;
Mark Notkin, high-yield
investments, since 1999; and
Ian Spreadbury, foreign
developed-market securities,
since 1998
(checkmark)

INVESTMENT CHANGES

TOP FIVE HOLDINGS AS OF
DECEMBER 31, 1999

(BY ISSUER, EXCLUDING CASH     % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
EQUIVALENTS)                                            MONTHS AGO

U.S. Treasury Obligations       15.5                     12.6

Fannie Mae                      5.3                      5.9

Canadian Government             3.0                      2.4

Federative Republic of Brazil   2.7                      3.0

Federal Home Loan Bank            2.5                      2.8

                                 29.0                     26.7

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

MEDIA & LEISURE                 16.7                     15.7

UTILITIES                       10.0                     11.4

BASIC INDUSTRIES                3.9                      3.6

TECHNOLOGY                      2.1                      1.9

FINANCE                         2.0                      1.7

QUALITY DIVERSIFICATION AS OF
DECEMBER 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa, Aa, A                      42.4                     40.9

Baa                             1.2                      1.2

Ba                              4.8                      6.4

B                               34.4                     30.7

Caa, Ca, C                      5.7                      6.9

Not Rated                       2.2                      3.3


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P(registered trademark) RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT DECEMBER 31, 1999 AND JUNE 30, 1999 ACCOUNT FOR 2.2% AND 3.3% RESPECTIVELY OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF DECEMBER 31, 1999 *                                       AS OF JUNE 30, 1999 **

                            Corporate Bonds 35.6%                                       Corporate Bonds 37.4%

                            U.S. Government and                                         U.S. Government and
                            Government Agency                                           Government Agency
                            Obligations 29.0%                                           Obligations 27.5%

                            Foreign Government  &                                       Foreign Government &
                            Government Agency                                           Government Agency
                            Obligations 23.0%                                           Obligations 21.6%

                            Stocks 6.6%                                                 Stocks 5.5%

                            Other Investments 1.5%                                      Other Investments 3.2%

                            Short-Term Investments and                                  Short-Term Investments and
                            Net Other Assets 4.3%                                       Net Other Assets 4.8%


Row: 1, Col: 1, Value: 35.6
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 29.0
Row: 1, Col: 4, Value: 23.0
Row: 1, Col: 5, Value: 6.6
Row: 1, Col: 6, Value: 1.5
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.3

Row: 1, Col: 1, Value: 37.4
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 27.5
Row: 1, Col: 4, Value: 21.6
Row: 1, Col: 5, Value: 5.5
Row: 1, Col: 6, Value: 3.2
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.8

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

CORPORATE BONDS - 35.6%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

CONVERTIBLE BONDS - 1.1%

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Total Renal Care Holdings,        B1          $ 960,000                           $ 602,400
Inc. 7% 5/15/09 (h)

MEDIA & LEISURE - 0.5%

BROADCASTING - 0.3%

EchoStar Communications Corp.     -            600,000                             736,500
 4.875% 1/1/07 (h)

NTL, Inc. 5.75% 12/15/09 (h)      -            344,000                             370,660

                                                                                   1,107,160

LODGING & GAMING - 0.2%

Signature Resorts, Inc. 5.75%     Caa1         960,000                             573,600
1/15/07

TOTAL MEDIA & LEISURE                                                              1,680,760

RETAIL & WHOLESALE - 0.2%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.2%

Sunglass Hut International,       B3           660,000                             537,075
Inc. 5.25% 6/15/03

UTILITIES - 0.2%

TELEPHONE SERVICES - 0.2%

Telekom Malaysia BHD 4%           Baa3         830,000                             713,800
10/3/04

TOTAL CONVERTIBLE BONDS                                                            3,534,035

NONCONVERTIBLE BONDS - 34.5%

BASIC INDUSTRIES - 3.9%

CHEMICALS & PLASTICS - 1.7%

Berry Plastics Corp. 11%          B3           590,000                             598,850
7/15/07 (h)

Georgia Gulf Corp. 10.375%        B1           80,000                              83,500
11/1/07 (h)

Huntsman Corp. 9.5% 7/1/07 (h)    B2           940,000                             888,300

Huntsman ICI Chemicals LLC        B2           1,200,000                           1,233,000
10.125% 7/1/09 (h)

Lyondell Chemical Co.:

9.625% 5/1/07                     Ba3          750,000                             765,000

9.875% 5/1/07                     Ba3          850,000                             867,000

10.875% 5/1/09                    B2           710,000                             734,850

                                                                                   5,170,500

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

IRON & STEEL - 0.2%

WHX Corp. 10.5% 4/15/05           B3          $ 560,000                           $ 548,800

METALS & MINING - 0.3%

Better Minerals & Aggregates      B3           280,000                             280,700
Co.  13% 9/15/09 (h)

Kaiser Aluminum & Chemical        B3           780,000                             780,000
Corp.  12.75% 2/1/03

                                                                                   1,060,700

PACKAGING & CONTAINERS - 0.9%

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1         520,000                             483,600

9.75% 6/15/07                     Caa1         700,000                             665,000

Packaging Corp. of America        B3           1,770,000                           1,807,613
9.625% 4/1/09

                                                                                   2,956,213

PAPER & FOREST PRODUCTS - 0.8%

Container Corp. of America:

gtd.:

9.75% 4/1/03                      B2           210,000                             216,300

11.25% 5/1/04                     B2           50,000                              51,625

10.75% 5/1/02                     B2           70,000                              72,625

Florida Coast Paper Co. LLC       Ca           690,000                             441,600
Florida Coast Paper Finance
Corp. Series B, 12.75%
6/1/03 (c)

Millar Western Forest             B3           565,000                             565,000
Products Ltd.  9.875% 5/15/08

Repap New Brunswick, Inc.         Caa1         470,000                             433,575
yankee  10.625% 4/15/05

Stone Container Corp. 12.58%      B2           560,000                             596,400
8/1/16 (i)

                                                                                   2,377,125

TOTAL BASIC INDUSTRIES                                                             12,113,338

CONSTRUCTION & REAL ESTATE -
0.4%

CONSTRUCTION - 0.4%

Blount, Inc.:

7% 6/15/05                        B2           385,000                             333,988

13% 8/1/09 (h)                    B3           700,000                             738,500

                                                                                   1,072,488

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

DURABLES - 0.7%

CONSUMER DURABLES - 0.1%

Simonds Industries, Inc.          B3          $ 400,000                           $ 320,000
10.25% 7/1/08

HOME FURNISHINGS - 0.6%

Omega Cabinets Ltd. 10.5%         B3           720,000                             716,400
6/15/07

Sealy Corp., Inc. 10%             -            637,164                             618,050
12/18/08 pay-in-kind (l)

Sealy Mattress Co. 9.875%         B3           170,000                             168,300
12/15/07

Winsloew Furniture, Inc.          B2           440,000                             420,200
12.75% 8/15/07 (h)

                                                                                   1,922,950

TOTAL DURABLES                                                                     2,242,950

ENERGY - 0.4%

ENERGY SERVICES - 0.2%

Petroliam Nasional BHD            Baa3         790,000                             699,150
(Petronas) yankee 7.625%
10/15/26 (h)

OIL & GAS - 0.2%

Petroleos Mexicanos 9.5%          BB           450,000                             441,000
9/15/27

TOTAL ENERGY                                                                       1,140,150

FINANCE - 1.9%

BANKS - 0.6%

Banco Nacional de
Desenvolvimento  Economico e
Social:

12.193% 6/16/08 (i)               B2           1,710,000                           1,547,550

12.193% 6/16/08 (h)(i)            B2           500,000                             452,500

                                                                                   2,000,050

CREDIT & OTHER FINANCE - 1.2%

AMRESCO, Inc. 9.875% 3/15/05      Caa3         351,000                             233,415

APP International Finance
(Mauritius) Ltd.:

0% 7/7/00 (h)                     Caa1         290,000                             266,800

0% 7/7/00 (Reg. S)                Caa1         280,000                             257,600

APP International Finance Co.     Caa1         1,050,000                           884,625
11.75% 10/1/05

Kappa Beheer BV 10.625%           B2           715,000                             747,175
7/15/09 (h)

Macsaver Financial Services,      Ba2          80,000                              48,000
Inc. 7.4% 2/15/02

Sealed Air Finance II BV euro     Baa3   EUR   1,000,000                           966,800
5.625% 7/19/06

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Stone Container Finance Co.       B2          $ 120,000                           $ 127,200
11.5% 8/15/06 (h)

WinStar Equipment II Corp.        CCC+         145,000                             152,250
12.5% 3/15/04

                                                                                   3,683,865

INVESTMENT COMPANIES - 0.1%

Astra Overseas Finance BV         -            550,000                             189,750
(Reg. S)  0% 6/30/06

TOTAL FINANCE                                                                      5,873,665

HEALTH - 1.0%

DRUGS & PHARMACEUTICALS - 0.1%

Global Health Sciences, Inc.      Caa1         280,000                             168,000
11% 5/1/08

MEDICAL FACILITIES MANAGEMENT
- 0.9%

Everest Healthcare Services,      B3           740,000                             691,900
Inc. 9.75% 5/1/08

Fountain View, Inc. 11.25%        Caa1         200,000                             152,000
4/15/08

Hanger Orthopedic Group, Inc.     B3           490,000                             505,925
 11.25% 6/15/09

Harborside Healthcare Corp.       B3           680,000                             217,600
0% 8/1/08 (f)

Mariner Post-Acute Network,       B3           1,136,000                           68,160
Inc.  9.5% 11/1/07 (c)

Oxford Health Plans, Inc. 11%     Caa1         930,000                             902,100
5/15/05

Unilab Corp. 12.75% 10/1/09       B3           390,000                             403,650
(h)

                                                                                   2,941,335

TOTAL HEALTH                                                                       3,109,335

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.9%

ELECTRICAL EQUIPMENT - 0.0%

Motors & Gears, Inc. 10.75%       B3           70,000                              67,900
11/15/06

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Applied Power, Inc. 8.75%         B1           810,000                             791,775
4/1/09

Dunlop Standard Aero Holdings     B3           480,000                             494,400
PLC  11.875% 5/15/09

Thermadyne Manufacturing LLC      B3           450,000                             373,500
9.875% 6/1/08

Tokheim Corp. 11.375% 8/1/08      B3           560,000                             327,600

                                                                                   1,987,275

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - 1.2%

Allied Waste North America,
Inc.:

7.875% 1/1/09                     Ba2         $ 935,000                           $ 822,800

10% 8/1/09 (h)                    B2           3,290,000                           2,928,100

                                                                                   3,750,900

TOTAL INDUSTRIAL MACHINERY &                                                       5,806,075
EQUIPMENT

MEDIA & LEISURE - 13.6%

BROADCASTING - 11.5%

ACME Television LLC/ACME          B3           1,020,000                           918,000
Financial Corp.  0% 9/30/04
(f)

Adelphia Communications Corp.:

8.375% 2/1/08                     B1           370,000                             345,950

9.25% 10/1/02                     B1           280,000                             280,000

9.875% 3/1/07                     B1           800,000                             808,000

Ascent Entertainment Group,       B3           380,000                             283,100
Inc. 0% 12/15/04 (f)

Avalon Cable Michigan,            B2           120,000                             121,200
Inc./Avalon Cable  New
England/Avalon Cable Finance
 9.375% 12/1/08

Benedek Communications Corp.      B3           1,260,000                           1,134,000
0% 5/15/06 (f)

CapStar Broadcasting
Partners, Inc.:

0% 2/1/09 (f)                     B2           315,000                             283,500

9.25% 7/1/07                      B1           1,010,000                           1,045,350

Century Communications Corp.:

Series B, 0% 1/15/08              B1           3,330,000                           1,456,875

8.375% 12/15/07                   B1           20,000                              18,800

8.75% 10/1/07                     B1           90,000                              86,400

9.5% 3/1/05                       B1           60,000                              60,450

Chancellor Media Corp.:

8.125% 12/15/07                   B1           250,000                             249,375

9% 10/1/08                        B1           3,220,000                           3,348,800

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

0% 4/1/11 (f)                     B2           2,600,000                           1,521,000

8.625% 4/1/09                     B2           1,755,000                           1,623,375

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Citadel Broadcasting Co.:

9.25% 11/15/08                    B3          $ 820,000                           $ 822,050

10.25% 7/1/07                     B3           1,430,000                           1,508,650

Classic Cable, Inc. 9.375%        B3           115,000                             110,975
8/1/09

Comcast UK Cable Partners         B2           220,000                             207,900
Ltd.  0% 11/15/07 (f)

Diamond Cable Communications      B3           696,000                             654,240
PLC yankee  0% 12/15/05 (f)

Earthwatch, Inc. 0% 7/15/07       -            700,000                             490,000
unit (f)(h)

EchoStar DBS Corp. 9.375%         B2           1,030,000                           1,032,575
2/1/09

Falcon Holding Group
LP/Falcon Funding Corp.:

0% 4/15/10 (f)                    B2           2,575,000                           1,879,750

8.375% 4/15/10                    B2           380,000                             380,000

FrontierVision Holdings           B1           901,000                             792,880
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (f)

FrontierVision Holdings           Caa1         500,000                             440,000
LP/FrontierVision Holdings
Capital II Corp. 0% 9/15/07
(f)

Golden Sky DBS, Inc. 0%           Caa1         1,410,000                           853,050
3/1/07 (f)

Lenfest Communications, Inc.:

8.25% 2/15/08                     B1           90,000                              89,100

8.375% 11/1/05                    Ba2          90,000                              91,575

LIN Holdings Corp. 0% 3/1/08      B3           1,240,000                           837,000
(f)

NTL Communications Corp.:

0% 10/1/08 (f)                    B3           4,130,000                           2,911,650

11.5% 10/1/08                     B3           1,080,000                           1,169,100

NTL, Inc. 0% 4/1/08 (f)           B3           890,000                             614,100

Olympus Communications            B1           90,000                              94,050
LP/Olympus  Capital Corp.
10.625% 11/15/06

Pegasus Communications Corp.      B3           1,010,000                           1,088,275
12.5% 8/1/07 (h)

Satelites Mexicanos SA de CV      B3           580,000                             406,000
10. 125% 11/1/04

Sinclair Broadcast Group,         B2           392,000                             372,400
Inc. 9% 7/15/07

Susquehanna Media Co. 8.5%        B1           90,000                              88,200
5/15/09

Telemundo Holdings, Inc. 0%       Caa1         150,000                             90,750
8/15/08 (f)

Telewest Communications PLC:

0% 4/15/09 (f)(h)                 B1           1,160,000                           736,600

11.25% 11/1/08                    B1           170,000                             185,725

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Telewest PLC yankee 9.625%        B1          $ 625,000                           $ 637,500
10/1/06

United International              B3           4,016,000                           2,510,000
Holdings, Inc.  0% 2/15/08
(f)

United Pan-Europe
Communications NV:

0% 8/1/09 (f)                     B2           490,000                             281,750

10.875% 8/1/09                    B2           755,000                             766,325

                                                                                   35,726,345

ENTERTAINMENT - 0.9%

AMC Entertainment, Inc.:

9.5% 3/15/09                      B3           110,000                             97,075

9.5% 2/1/11                       B3           20,000                              17,450

Bally Total Fitness Holding       B3           455,000                             440,213
Corp.  9.875% 10/15/07

Livent, Inc. 9.375% 10/15/04      -            300,000                             69,000
(c)

Mohegan Tribal Gaming             Ba3          210,000                             206,850
Authority  8.75% 1/1/09

Premier Parks, Inc.:

0% 4/1/08 (f)                     B3           1,170,000                           795,600

9.25% 4/1/06                      B3           480,000                             468,000

Regal Cinemas, Inc. 9.5%          Caa1         689,000                             544,310
6/1/08

                                                                                   2,638,498

LODGING & GAMING - 0.9%

Florida Panthers Holdings,        B2           930,000                             902,100
Inc. 9.875% 4/15/09

Hollywood Casino Corp. 11.25%     B3           40,000                              41,700
5/1/07

Horseshoe Gaming LLC 9.375%       B+           890,000                             885,550
6/15/07

KSL Recreation Group, Inc.        B3           320,000                             313,600
10.25% 5/1/07

Signature Resorts, Inc. 9.75%     B3           780,000                             670,800
10/1/07

Station Casinos, Inc. 8.875%      B1           130,000                             124,150
12/1/08

                                                                                   2,937,900

RESTAURANTS - 0.3%

Domino's, Inc. 10.375% 1/15/09    B3           530,000                             510,125

NE Restaurant, Inc. 10.75%        B3           510,000                             452,625
7/15/08

                                                                                   962,750

TOTAL MEDIA & LEISURE                                                              42,265,493

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - 0.7%

FOODS - 0.7%

Del Monte Corp. 12.25% 4/15/07    B3          $ 252,000                           $ 278,460

Del Monte Foods Co. 0%            Caa1         1,564,000                           1,188,640
12/15/07 (f)

Premier International Foods       B3           840,000                             831,600
PLC 12% 9/1/09 (h)

                                                                                   2,298,700

RETAIL & WHOLESALE - 0.7%

GENERAL MERCHANDISE STORES -
0.2%

Kmart Corp.:

7.95% 2/1/23                      Ba1          200,000                             174,000

8.375% 12/1/04                    Ba1          400,000                             398,000

                                                                                   572,000

GROCERY STORES - 0.5%

Pueblo Xtra International,
Inc.:

Series C, 9.5% 8/1/03             B3           230,000                             138,000

9.5% 8/1/03                       B3           750,000                             450,000

Smiths Food & Drug Centers,       BBB-         1,000,000                           1,045,000
Inc. 1994  Pass Through
Trust 9.2% 7/2/18

                                                                                   1,633,000

TOTAL RETAIL & WHOLESALE                                                           2,205,000

SERVICES - 0.7%

LEASING & RENTAL - 0.2%

Crown Castle International        B3           1,000,000                           628,750
Corp.  0% 5/15/11 (f)

PRINTING - 0.4%

Sullivan Graphics, Inc.           Caa1         720,000                             750,600
12.75% 8/1/05

Von Hoffman Corp. 13.5%           -            693,332                             630,932
5/15/09  pay-in-kind (h)

                                                                                   1,381,532

SERVICES - 0.1%

Medaphis Corp. 9.5% 2/15/05       Caa1         190,000                             146,300

TOTAL SERVICES                                                                     2,156,582

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - 1.6%

COMPUTER SERVICES & SOFTWARE
- 1.0%

Amazon.com, Inc. 0% 5/1/08 (f)    Caa1        $ 950,000                           $ 624,625

Covad Communications Group,
Inc.:

0% 3/15/08 (f)                    B3           140,000                             87,850

12.5% 2/15/09                     B3           79,000                              81,765

DecisionOne Corp. 9.75%           B3           830,000                             3,113
8/1/07 (c)

DecisionOne Holdings Corp. 0%     Caa1         200,000                             125
8/1/08 unit (c)(f)

Exodus Communications, Inc.       B-           190,000                             193,325
10.75% 12/15/09 (h)

Federal Data Corp. 10.125%        B3           760,000                             551,000
8/1/05

PSINet, Inc. 11% 8/1/09           B3           645,000                             662,738

Verio, Inc. 11.25% 12/1/08        B3           705,000                             736,725

                                                                                   2,941,266

ELECTRONIC INSTRUMENTS - 0.2%

Telecommunications Techniques     B3           624,000                             567,840
Co. LLC  9.75% 5/15/08

ELECTRONICS - 0.4%

ChipPAC International Ltd.        B3           385,000                             404,250
12.75% 8/1/09 (h)

Fairchild Semiconductor Corp.     B3           470,000                             479,400
 10.375% 10/1/07

Intersil Corp. 13.25% 8/15/09     B3           420,000                             457,800
(h)

                                                                                   1,341,450

TOTAL TECHNOLOGY                                                                   4,850,556

TRANSPORTATION - 0.3%

AIR TRANSPORTATION - 0.3%

Atlas Air, Inc. 9.375%            B3           270,000                             261,225
11/15/06

Kitty Hawk, Inc. 9.95%            B1           670,000                             661,625
11/15/04

                                                                                   922,850

UTILITIES - 6.7%

CELLULAR - 3.1%

McCaw International Ltd. 0%       Caa1         930,000                             651,000
4/15/07 (f)

Millicom International            Caa1         1,610,000                           1,332,275
Cellular SA 0% 6/1/06 (f)

Nextel Communications, Inc.:

0% 9/15/07 (f)                    B1           703,000                             525,493

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Nextel Communications, Inc.:
- continued

0% 10/31/07 (f)                   B1          $ 850,000                           $ 616,250

0% 2/15/08 (f)                    B1           1,340,000                           954,750

9.75% 8/15/04                     B1           330,000                             341,550

12% 11/1/08                       B1           460,000                             514,050

Orbital Imaging Corp. 11.625%     CCC+         430,000                             290,250
3/1/05

Rogers Communications, Inc.       B2           625,000                             629,688
8.875% 7/15/07

US Unwired, Inc. 0% 11/1/09       Caa1         370,000                             216,450
(f)(h)

Voicestream Wireless
Corp./Voicestream Wireless
Holding Co.:

0% 11/15/09 (f)(h)                B2           4,170,000                           2,512,425

10.375% 11/15/09 (h)              B2           990,000                             1,019,700

                                                                                   9,603,881

TELEPHONE SERVICES - 3.6%

Alestra S. de R.L. de CV          B2           310,000                             313,100
12.625% 5/15/09

Allegiance Telecom, Inc. 0%       B3           825,000                             594,000
2/15/08 (f)

Compania Internacional de         BB     ARS   740,000                             614,286
Telecomunicaciones 10.375%
8/1/04 (Reg. S)

Energis PLC 9.75% 6/15/09         B1           590,000                             610,650

Esat Telecom Group PLC            Caa1         60,000                              67,200
11.875% 12/1/08

Esprit Telecom Group PLC          B3           750,000                             746,250
10.875% 6/15/08

GST Network Funding, Inc. 0%      -            1,000,000                           490,000
5/1/08 (f)

GST Equipment Funding, Inc.       -            450,000                             434,250
13.25% 5/1/07

GST USA, Inc. 0% 12/15/05 (f)     -            530,000                             394,850

Hyperion Telecommunications,      Caa1         575,000                             609,500
Inc.  12% 11/1/07

ICG Services, Inc. 0% 5/1/08      B3           45,000                              23,063
(f)

Intermedia Communications,        B2           445,000                             409,400
Inc. 8.5% 1/15/08

Mannesmann Finance BV euro        A2     EUR   540,000                             479,708
4.75% 5/27/09

Metromedia Fiber Network,         B2           290,000                             295,800
Inc. 10% 12/15/09

NEXTLINK Communications, Inc.:

0% 6/1/09 (f)                     B2           1,050,000                           640,500

10.5% 12/1/09 (h)                 B2           620,000                             630,850

Rhythms NetConnections, Inc.      B3           690,000                             669,300
12.75% 4/15/09

Viatel, Inc. 0% 4/15/08 (f)       B3           185,000                             116,550

WinStar Communications, Inc.:

0% 10/15/05 (f)                   Caa1         80,000                              75,200

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

WinStar Communications, Inc.:
- continued

0% 10/15/05 (f)                   Caa1        $ 60,000                            $ 91,200

0% 3/15/08 (f)                    CCC          1,685,000                           1,718,700

10% 3/15/08                       CCC          600,000                             576,000

WinStar Equipment Corp. 12.5%     B3           490,000                             524,300
3/15/04

                                                                                   11,124,657

TOTAL UTILITIES                                                                    20,728,538

TOTAL NONCONVERTIBLE BONDS                                                         106,785,720

TOTAL CORPORATE BONDS                                                              110,319,755
(Cost $114,143,468)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 25.2%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 9.7%

Fannie Mae:

5.25% 1/15/09                     Aaa          6,500,000                           5,733,195

6.5% 4/29/09                      Aaa          5,500,000                           5,146,790

Federal Farm Credit Bank          Aaa          1,000,000                           981,090
6.66% 12/26/06

Federal Home Loan Bank:

4.96% 10/7/05                     Aaa          7,500,000                           6,780,450

6.75% 4/5/04                      Aaa          870,000                             865,920

Freddie Mac 6.25% 7/15/04         Aaa          800,000                             782,128

Government Loan Trusts            Aaa          177,788                             185,195
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development)  8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01         Aaa          2,563,770                           2,632,966

Class 2-E, 9.4% 5/15/02           Aaa          88,408                              90,760

Class T-3, 9.625% 5/15/02         Aaa          32,622                              33,585

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Guaranteed Export Trust           Aaa         $ 1,080,000                         $ 1,064,094
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1995-A, 6.28% 6/15/04

Guaranteed Trade Trust            Aaa          733,333                             723,360
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1997-A, 6.104% 7/15/03

Private Export Funding Corp.
secured:

5.82% 6/15/03 (h)                 Aaa          4,600,000                           4,417,518

6.86% 4/30/04                     Aaa          513,000                             511,706

TOTAL U.S. GOVERNMENT AGENCY                                                       29,948,757
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
15.5%

U.S. Treasury Bonds:

8.75% 5/15/17                     Aaa          5,440,000                           6,497,373

8.875% 8/15/17                    Aaa          6,315,000                           7,632,246

10.75% 8/15/05                    Aaa          13,300,000                          15,862,378

U.S. Treasury Notes 7% 7/15/06    Aaa          17,780,000                          18,210,623

TOTAL U.S. TREASURY                                                                48,202,620
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                          78,151,377
GOVERNMENT AGENCY OBLIGATIONS
(Cost $82,190,150)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 3.8%



FANNIE MAE - 1.7%

5.5% 5/1/11 to 6/1/14             Aaa          677,321                             631,183

6% 11/1/10 to 1/1/26              Aaa          1,405,859                           1,335,774

6.5% 5/1/08 to 2/1/26             Aaa          1,633,464                           1,555,691

7% 9/1/25 to 12/1/28              Aaa          629,065                             609,478

7.5% 1/1/28 to 5/1/28             Aaa          696,889                             689,049

8% 7/1/26 to 12/1/27              Aaa          538,942                             544,426

TOTAL FANNIE MAE                                                                   5,365,601

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

FREDDIE MAC - 0.1%

6% 12/1/07                        Aaa         $ 44,764                            $ 43,502

8.5% 3/1/20                       Aaa          160,972                             166,215

TOTAL FREDDIE MAC                                                                  209,717

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.0%

6% 1/15/09 to 5/15/09             Aaa          798,533                             767,119

6.5% 4/15/26 to 5/15/26           Aaa          828,569                             782,998

7% 9/15/25 to 10/15/28            Aaa          1,442,812                           1,393,935

7.5% 2/15/22 to 8/15/28           Aaa          2,415,997                           2,396,170

8% 9/15/26 to 12/15/26            Aaa          393,156                             397,088

11% 2/15/16 to 10/15/18           Aaa          330,673                             364,257

11.5% 3/15/10                     Aaa          54,426                              59,527

TOTAL GOVERNMENT NATIONAL                                                          6,161,094
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                       11,736,412
- MORTGAGE SECURITIES
(Cost $11,987,965)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (J) - 23.0%



Bangko Sentral Pilipinas 8.6%     Ba1          650,000                             541,125
6/15/27

Bank for Foreign Economic         Ca           1,910,000                           339,025
Affairs of Russia
(Vnesheconombank) interest
notes 6.9063% 12/15/15 (c)(i)

Bulgarian Republic Brady:

discount A 6.5% 7/28/24 (i)       B2           700,000                             562,625

FLIRB A 2.75% 7/28/12 (i)         B2           620,000                             444,850

interest arrears bond 6.5%        B2           550,000                             435,188
7/28/11 (i)

Canadian Government:

1.9% 3/23/09                      Aa2    JPY   170,000,000                         1,703,327

7% 12/1/06                        Aa1    CAD   2,700,000                           1,940,782

9% 6/1/25                         Aa1    CAD   2,100,000                           1,931,588

10% 5/1/02                        Aa1    CAD   5,000,000                           3,743,693

City of Buenos Aires euro         B1     ARS   1,360,000                           1,128,958
10.5% 5/28/04

City of St. Petersburg Russia     Caa1         840,000                             537,600
9.5% 6/18/02 (Reg. S)

Ecuador Republic:

Brady:

discount euro 6.75% 2/28/25       Caa3         300,000                             115,500
(c)(i)

par euro 4% 2/28/25 (c)(g)        Caa3         300,000                             103,125

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (J) - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

Ecuador Republic: - continued

Brady past due interest euro      Caa3        $ 628,749                           $ 152,472
6.75% 2/28/15 (bearer) (c)(i)

Federal Republic of Germany:

3.75% 1/4/09                      Aaa    EUR   1,700,000                           1,521,239

4.5% 5/17/02                      Aaa    EUR   900,000                             908,613

5.625% 1/4/28                     Aaa    EUR   1,800,000                           1,719,591

6.25% 4/26/06                     Aaa    EUR   1,250,000                           1,335,049

Federative Republic of Brazil:

Brady:

capitalization bond 8% 4/15/14    B2           3,354,525                           2,524,280

debt conversion bond euro 7%      B2           2,300,000                           1,707,750
4/15/12 (i)

discount euro 6.9375% 4/15/24     B2           1,000,000                           758,750
(i)

new money bond L 7% 4/15/09       B2           2,030,000                           1,644,300
(bearer) (i)

6.9375% 4/15/06 (i)               B2           1,062,200                           933,408

14.5% 10/15/09                    B2           760,000                             842,650

Jordanian Kingdom Brady par       Ba3          1,000,000                           665,000
6% 12/23/23 (i)

Kazakhstan Republic 13.625%       B1           210,000                             220,763
10/18/04 (h)

Kingdom of Belgium 3.75%          Aa1    EUR   1,800,000                           1,576,488
3/28/09

Peruvian Republic Brady:

FLIRB 3.75% 3/7/17 (i)            Ba3          560,000                             349,300

past due interest 4.5% 3/7/17     Ba3          650,000                             450,938
(i)

Republic of Argentina:

BOCON 2.7696% 4/1/07 (i)          B1     ARS   2,673,461                           1,832,158

Bote 2.2184% 4/1/00 (i)           B1           2,145                               188

Brady:

discount euro 6.875% 3/31/23      B1           980,000                             779,100
(i)

par euro 6% 3/31/23               B1           1,470,000                           970,200

9.75% 9/19/27                     B1           1,430,000                           1,287,000

11.75% 2/12/07                    B1     ARS   490,000                             438,611

12.125% 2/25/19                   B1           390,000                             411,450

Republic of Colombia 8.7%         Ba2          1,440,000                           1,116,000
2/15/16

Republic of Croatia 6.4563%       Baa3         121,162                             110,863
7/31/06 (i)

Republic of Italy 3.75% 6/8/05    Aa3    JPY   610,000,000                         6,823,286

Republic of Poland 0% 12/21/01    A      PLN   1,190,000                           220,445

Republic of Venezuela:

Brady:

FLIRB A 6.875% 3/31/07 (i)        B2           714,280                             560,710

par W-B euro 6.75% 3/31/20        B2           960,000                             656,400

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (J) - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

Republic of Venezuela: -
continued

global bond:

13.625% 8/15/18                   B2          $ 350,000                           $ 310,188

13.625% 8/15/18                   B2           425,000                             376,656

Oil recovery rights 4/15/20       -            4,810                               0
(k)

9.25% 9/15/27                     B2           760,000                             511,100

Russian Federation:

euro 12.75% 6/24/28 (Reg. S)      B3           1,060,000                           742,000

8.75% 7/24/05                     B3           990,000                             621,225

9.25% 11/27/01                    B3           660,000                             541,200

10% 6/26/07                       B3           770,000                             487,025

11% 7/24/18 (Reg. S)              B3           1,150,000                           704,375

11.75% 6/10/03                    B3           390,000                             302,250

Russian Federation Ministry       Ca           420,000                             135,450
of Finance  3% 5/14/03

South African Republic 13%        Baa1   ZAR   1,480,000                           231,915
8/31/10

Tecnost International NV euro     A3     EUR   1,000,000                           971,225
6.125% 7/30/09

Treuhandanstalt 7.5% 9/9/04       Aaa    EUR   4,400,000                           4,884,903

Turkish Republic 20.27%           -      TRL   109,942,000                         210,907
7/24/02 (e)(i)

United Kingdom, Great Britain
&  Northern Ireland:

7.5% 12/7/06                      Aaa    GBP   900,000                             1,580,491

8.75% 8/25/17                     Aaa    GBP   1,250,000                           2,923,541

9.75% 8/27/02                     Aaa    GBP   1,500,000                           2,610,243

United Mexican States:

Brady:

discount B 6.9425% 12/31/19       Ba1          500,000                             468,750
(i)

discount C 6.8363% 12/31/19       Ba1          1,040,000                           975,000
(i)

par A 6.25% 12/31/19 unit         Ba1          1,230,000                           971,700

 par B 6.25% 12/31/19 unit        Ba1          2,180,000                           1,722,200

global bond 11.5% 5/15/26         Ba1          2,440,000                           2,909,700

value recovery rights 6/30/03:

discount A (k)                    -            1,000                               0

discount B (k)                    -            769,000                             8

discount C (k)                    -            1,601,000                           16

TOTAL FOREIGN GOVERNMENT AND                                                       71,236,456
GOVERNMENT AGENCY OBLIGATIONS
(Cost $66,744,175)

SUPRANATIONAL OBLIGATIONS -
0.6%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

European Investment Bank 4%       Aaa    EUR   2,000,000                          $ 1,783,208
4/15/09

International Bank for            AAA    PLN   200,000                             47,642
Reconstruction & Development
15.5% 11/22/00

TOTAL SUPRANATIONAL OBLIGATIONS                                                     1,830,850
(Cost $2,087,679)


COMMON STOCKS - 0.3%

                                SHARES

DURABLES - 0.0%

HOME FURNISHINGS - 0.0%

Winsloew Furniture, Inc.         440                   2,200
warrants 8/15/07 (a)(h)

MEDIA & LEISURE - 0.0%

BROADCASTING - 0.0%

CS Wireless Systems, Inc.        10                    0
(a)(h)

NTL, Inc. warrants 10/14/08      1,586                 79,300
(a)

UIH Australia/Pacific, Inc.      570                   17,100
warrants 5/15/06 (a)

                                                       96,400

TECHNOLOGY - 0.0%

COMPUTER SERVICES & SOFTWARE
- 0.0%

Concentric Network Corp.         200                   50,000
warrants 12/15/07 (a)(h)

ELECTRONICS - 0.0%

Intersil Holding Corp.           420                   59,010
warrants 8/15/09 (a)(h)

TOTAL TECHNOLOGY                                       109,010

UTILITIES - 0.3%

CELLULAR - 0.1%

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio       230                   1,610
 .47) (a)

warrants 1/15/07 (CV ratio       480                   4,320
 .6) (a)

McCaw International Ltd.         1,753                 3,944
warrants 4/16/07 (a)(h)

Orbital Imaging Corp.            450                   6,750
warrants 3/1/05 (a)(h)

PageMart Nationwide, Inc.        2,100                 23,100
(non-vtg.) (a)

Powertel, Inc. warrants          3,328                 199,680
2/1/06 (a)

                                                       239,404

COMMON STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 0.2%

FirstCom Corp. warrants          8,050                $ 255,588
10/27/07 (a)(h)

InterAmericas Communications     1,750                 55,563
Corp. warrants 10/27/07 (a)

KMC Telecom Holdings, Inc.       890                   2,225
warrants 4/15/08 (a)(h)

MGC Communications, Inc. (h)     916                   46,487

Source Media, Inc. (a)           1,676                 31,006

Versatel Telecom                 340                   136,000
International NV warrants
5/15/08 (a)(h)

                                                       526,869

TOTAL UTILITIES                                        766,273

TOTAL COMMON STOCKS                                    973,883
(Cost $161,901)

PREFERRED STOCKS - 6.3%



CONVERTIBLE PREFERRED STOCKS
- 0.3%

HEALTH - 0.3%

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Laboratory Corp. of America      10,600                731,400
Holdings Series A, $4.25

NONCONVERTIBLE PREFERRED
STOCKS - 6.0%

FINANCE - 0.1%

INSURANCE - 0.1%

American Annuity Group           240                   214,910
Capital Trust II 8.875%

MEDIA & LEISURE - 2.6%

BROADCASTING - 2.2%

Adelphia Communications Corp.    5,345                 603,985
$13.00

Benedek Communications Corp.     996                   796,800
11.5% pay-in-kind

Citadel Broadcasting Co.         3,429                 382,334
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind              17,995                1,965,954

Series H, 11.75% pay-in-kind     4,891                 538,010

Granite Broadcasting Corp.       782                   797,640
12.75% pay-in-kind

NTL, Inc. 13% pay-in-kind        849                   933,900

Sinclair Capital 11.625%         6,342                 635,786

                                                       6,654,409

PUBLISHING - 0.4%

PRIMEDIA, Inc.:

$9.20                            1,600                 150,400

PREFERRED STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

MEDIA & LEISURE - CONTINUED

PUBLISHING - CONTINUED

PRIMEDIA, Inc.: - continued

8.625%                           7,377                $ 652,865

Series D, $10.00                 5,733                 567,567

                                                       1,370,832

TOTAL MEDIA & LEISURE                                  8,025,241

RETAIL & WHOLESALE - 0.0%

GROCERY STORES - 0.0%

Supermarkets General Holdings    12,725                63,625
Corp. $3.52 pay-in-kind

TECHNOLOGY - 0.5%

COMPUTER SERVICES & SOFTWARE
- 0.5%

Concentric Network Corp.         1,607                 1,607,000
13.5% pay-in-kind

UTILITIES - 2.8%

CELLULAR - 1.0%

Nextel Communications, Inc.:

11.125% pay-in-kind              1,030                 1,035,150

Series D, 13% pay-in-kind        1,895                 2,037,125

                                                       3,072,275

TELEPHONE SERVICES - 1.8%

Adelphia Business Solution,      14                    13,650
Inc. 12.875% pay-in-kind

e.spire Communications, Inc.:

$127.50 pay-in-kind              22                    3,850

14.75% pay-in-kind               1                     190

ICG Holdings, Inc. 14.25%        861                   783,510
pay-in-kind

Intermedia Communications,       1,829                 1,783,275
Inc. 13.5% pay-in-kind

NEXTLINK Communications, Inc.    30,698                1,657,692
14% pay-in-kind

PREFERRED STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Source Media, Inc. 13.50%        3,914                $ 39,140
pay-in-kind

WinStar Communications, Inc.     1,399                 1,385,010
14.25% (a)

                                                       5,666,317

TOTAL UTILITIES                                        8,738,592

TOTAL NONCONVERTIBLE                                   18,649,368
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                 19,380,768
(Cost $20,055,216)


SOVEREIGN LOAN PARTICIPATIONS
- 0.7%

MOODY'S RATINGS (UNAUDITED) (B)          PRINCIPAL AMOUNT (D)

Algerian Republic loan
participation:

Series 1 - Deutsche Bank          -      $ 150,000                          114,750
6.625% 9/4/06 (i)

Series 1 - The Chase              -       210,000                           160,650
Manhattan Bank  6.625%
9/4/06 (i)

Series 1- Societe Generale        -       160,000                           122,400
6.625% 9/4/06 (i)

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank) loan
participation restructured
under 1997 Agreement:

BankBoston Corp. 6.9063%          -       3,740,000                         598,400
12/15/20 (c)(i)

Deutsche Bank 6.9063%             -       760,000                           121,600
12/15/20 (c)(i)

Merrill Lynch, Pierce, Fenner     -       350,000                           56,000
& Smith, Inc. 6.9063%
12/15/20 (c)(i)

Morgan (J.P.) Securities,         -       70,000                            11,200
Inc. 6.9063% 12/15/20 (c)(i)

Paribas Capital Markets           -       1,540,000                         246,400
6.9063% 12/15/20 (c)(i)

The Chase Manhattan Bank          -       190,000                           30,400
6.9063% 12/15/20 (c)(i)

Moroccan Kingdom loan
participation:

Series A - Morgan Guaranty        -       398,000                           360,190
Trust Co. 6.8438% 1/1/09 (i)

SOVEREIGN LOAN PARTICIPATIONS
- CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)          PRINCIPAL AMOUNT (D)              VALUE (NOTE 1)

Moroccan Kingdom loan
participation: - continued

Series A - Paribas Capital        -      $ 160,000                         $ 144,800
Markets  6.8438% 1/1/09 (i)

Series A - The Chase              -       57,452                            51,994
Manhattan Bank 6.8438%
1/1/09 (i)

TOTAL SOVEREIGN LOAN                                                        2,018,784
PARTICIPATIONS
(Cost $1,944,065)


COMMERCIAL PAPER - 1.6%



BMW U.K. Capital PLC 3.43%     EUR   1,000,000               1,005,233
1/12/00

Depfa Bank Europe PLC 3.48%    EUR   1,000,000               1,005,213
1/12/00

Rheinische Hypothekenbank AG   EUR   1,000,000               1,005,142
3.42% 1/13/00

Santander International Ltd.   EUR   1,000,000               1,005,132
3.44% 1/13/00

Societe Generale Australia     EUR   1,000,000               1,005,032
3.45% 1/14/00

TOTAL COMMERCIAL PAPER                                       5,025,752
(Cost $5,039,133)

CASH EQUIVALENTS - 0.7%

                           MATURITY AMOUNT

Investments in repurchase  $ 2,283,643                        2,283,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 3.38%,
dated 12/31/99 due 1/3/00
(Cost $2,283,000)


PURCHASED OPTIONS - 0.2%

EXPIRATION DATE/ STRIKE PRICE                     UNDERLYING FACE AMOUNT  VALUE  (NOTE 1)

PURCHASED OPTIONS - 0.2%

The Deutsche Bank Call Option    4/00/ 8.75       $ 1,296,000             $ 603,450
on $8,100,000 notional
amount of Bank for Foreign
Economic Affairs of Russia
(Vnesheconombank) loan
participation restructured
under 1997 Agreement -
Deutsche Bank 6.9063% 12/15/20

The Deutsche Bank Call Option    1/00/ 78.25       3,352,172               48,875
on $4,249,980 notional
amount of Republic of
Venezuela Brady debt
conversion bond euro 6.3125%
12/18/07

TOTAL PURCHASED OPTIONS                                                    652,325
(Cost $295,400)


TOTAL INVESTMENT PORTFOLIO -                      303,609,362
98.0%
(Cost $306,932,152)

NET OTHER ASSETS - 2.0%                           6,213,605

NET ASSETS - 100%                 $ 309,822,967

SECURITY TYPE ABBREVIATIONS

FLIRB                        -   Front Loaded Interest
                                 Reduction Bonds

CURRENCY ABBREVIATIONS

ARS                          -   Argentine peso

CAD                          -   Canadian dollar

EUR                          -   European Monetary Unit

GBP                          -   British pound

JPY                          -   Japanese yen

PLN                          -   Polish zloty (new)

TRL                          -   Turkish lira

ZAR                          -   South African rand

LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Principal amount in thousands.

(f) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(g) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $25,989,877 or 8.4% of net assets.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Quantity represents share amount.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:

SECURITY                  ACQUISITION DATE    ACQUISITION COST

Sealy Corp., Inc.    10%  2/23/98 - 12/31/99  $ 602,087
12/18/08  pay-in-kind

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        42.3%      AAA, AA, A    35.5%

Baa               0.9%       BBB           2.5%

Ba                4.5%       BB            7.7%

B                 34.0%      B             30.6%

Caa               4.5%       CCC           4.4%

Ca, C             0.3%       CC, C         0.7%

                             D             0.2%

The percentage not rated by Moody's or S&P amounted to 2.2%. FMR has determined that unrated debt securities that are lower quality account for 2.2% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of net assets, is as follows:

United States of America    68.2%

Germany                     4.1

United Kingdom              3.6

Canada                      3.5

Brazil                      3.3

Mexico                      2.7

Argentina                   2.4

Italy                       2.2

Russia                      1.9

Netherlands                 1.5

Others (individually less     6.6
than 1%)

                            100.0%

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $308,004,889. Net unrealized depreciation aggregated $4,395,527, of which $9,514,314 related to appreciated investment securities and $13,909,841 related to depreciated investment securities.

At December 31, 1999, the fund had a capital loss carryforward of approximately $10,864,000 of which all will expire on December 31, 2007.

The fund intends to elect to defer to its fiscal year ending December 31, 2000 approximately $2,077,000 of losses recognized during the period November 1, 1999 to December 31, 1999.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
                                        DECEMBER 31, 1999

ASSETS

Investment in securities, at                $ 303,609,362
value (including repurchase
agreements of $2,283,000)
(cost $306,932,152) -  See
accompanying schedule

Cash                                         2,031,753

Receivable for investments                   1,008,865
sold

Receivable for fund shares                   782,626
sold

Dividends receivable                         61,297

Interest receivable                          5,639,279

 TOTAL ASSETS                                313,133,182

LIABILITIES

Payable for investments        $ 2,046,559
purchased

Payable for fund shares         493,492
redeemed

Distributions payable           384,688

Accrued management fee          148,604

Distribution fees payable       119,376

Other payables and accrued      117,496
expenses

 TOTAL LIABILITIES                           3,310,215

NET ASSETS                                  $ 309,822,967

Net Assets consist of:

Paid in capital                             $ 325,412,351

Undistributed net investment                 1,690,132
income

Accumulated undistributed net                (13,917,644)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  (3,361,872)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                  $ 309,822,967

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                         DECEMBER 31, 1999

CALCULATION OF MAXIMUM             $10.47
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($12,800,493 (divided by)
1,222,056 shares)

Maximum offering price per         $10.99
share (100/95.25 of $10.47)

CLASS T: NET ASSET VALUE and       $10.47
redemption price per share
 ($190,335,069 (divided by)
18,180,247 shares)

Maximum offering price per         $10.85
share (100/96.50 of $10.47)

CLASS B: NET ASSET VALUE and       $10.49
offering price per share
($86,115,653 (divided by)
8,211,142 shares) A

CLASS C: NET ASSET VALUE and       $10.46
offering price per share
($16,926,617 (divided by)
1,617,544 shares) A

INSTITUTIONAL CLASS: NET           $10.53
ASSET VALUE, offering price
and redemption price   per
share ($3,645,135 (divided
by) 346,168 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                              YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                              $ 1,666,725
Dividends

Interest                                        24,309,508

 TOTAL INCOME                                   25,976,233

EXPENSES

Management fee                   $ 1,767,669

Transfer agent fees               585,412

Distribution fees                 1,375,685

Accounting fees and expenses      170,566

Non-interested trustees'          742
compensation

Custodian fees and expenses       49,483

Registration fees                 89,517

Audit                             29,187

Legal                             13,490

 Total expenses before            4,081,751
reductions

 Expense reductions               (4,518)       4,077,233

NET INVESTMENT INCOME                           21,899,000

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (7,370,682)

 Foreign currency transactions    (88,631)      (7,459,313)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            3,078,466

 Assets and liabilities in        (34,892)      3,043,574
foreign currencies

NET GAIN (LOSS)                                 (4,415,739)

NET INCREASE (DECREASE) IN                     $ 17,483,261
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               YEAR ENDED  DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 21,899,000                   $ 17,634,579
income

 Net realized gain (loss)       (7,459,313)                    (7,290,913)

 Change in net unrealized       3,043,574                      (8,237,745)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     17,483,261                     2,105,921
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (19,936,469)                   (16,346,500)
From net investment income

 In excess of net realized      -                              (1,629,425)
gain

 TOTAL DISTRIBUTIONS            (19,936,469)                   (17,975,925)

Share transactions - net        24,266,774                     119,784,884
increase (decrease)

  TOTAL INCREASE (DECREASE)     21,813,566                     103,914,880
IN NET ASSETS

NET ASSETS

 Beginning of period            288,009,401                    184,094,521

 End of period (including      $ 309,822,967                  $ 288,009,401
undistributed net investment
income of $1,690,132 and
$794,238, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED DECEMBER 31,         1999      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.560  $ 11.090  $ 11.250  $ 11.010
period

Income from Investment
Operations

Net investment income D           .775      .771      .802      .267

Net realized and unrealized       (.152)    (.512)    .198      .493
gain (loss)

Total from investment             .623      .259      1.000     .760
operations

Less Distributions

From net investment income        (.713)    (.729)    (.790)    (.280)

From net realized gain            -         -         (.370)    (.240)

In excess of net realized gain    -         (.060)    -         -

Total distributions               (.713)    (.789)    (1.160)   (.520)

Net asset value, end of period   $ 10.470  $ 10.560  $ 11.090  $ 11.250

TOTAL RETURN B, C                 6.12%     2.38%     9.24%     6.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 12,800  $ 9,596   $ 3,379   $ 587
(000 omitted)

Ratio of expenses to average      1.08%     1.23%     1.25% F   1.25% A, F
net assets

Ratio of expenses to average      1.07% G   1.22% G   1.24% G   1.25% A
net assets  after expense
reductions

Ratio of net investment           7.44%     7.22%     7.16%     7.32% A
income to average  net assets

Portfolio turnover rate           146%      150%      140%      119%

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED DECEMBER 31,         1999       1998       1997       1996      1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 10.550   $ 11.090   $ 11.250   $ 11.000  $ 9.920
of period

Income from  Investment
Operations

Net investment income             .772 C     .781 C     .814 C     .813 C    .885

Net realized and  unrealized      (.147)     (.535)     .194       .542      1.231
gain (loss)

Total from investment             .625       .246       1.008      1.355     2.116
operations

Less Distributions

From net investment income        (.705)     (.726)     (.798)     (.805)    (.806)

From net realized gain            -          -          (.370)     (.300)    (.230)

In excess of net realized gain    -          (.060)     -          -         -

Total distributions               (.705)     (.786)     (1.168)    (1.105)   (1.036)

Net asset value, end of period   $ 10.470   $ 10.550   $ 11.090   $ 11.250  $ 11.000

TOTAL RETURN A, B                 6.15%      2.26%      9.33%      12.89%    22.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 190,335  $ 189,755  $ 119,204  $ 99,327  $ 52,626
(000 omitted)

Ratio of expenses to  average     1.13%      1.18%      1.20%      1.23%     1.35% D
net assets

Ratio of expenses to average      1.13%      1.17% E    1.19% E    1.22% E   1.35%
net assets after expense
reductions

Ratio of net investment           7.38%      7.25%      7.21%      7.34%     7.28%
income to average net assets

Portfolio turnover rate           146%       150%       140%       119%      193%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.

C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED DECEMBER 31,         1999      1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 10.570  $ 11.100  $ 11.260  $ 11.010  $ 9.910
of period

Income from  Investment
Operations

Net investment income             .703 C    .713 C    .740 C    .743 C    .820

Net realized and  unrealized      (.146)    (.529)    .194      .538      1.237
gain (loss)

Total from investment             .557      .184      .934      1.281     2.057
operations

Less Distributions

From net investment income        (.637)    (.654)    (.724)    (.731)    (.727)

From net realized gain            -         -         (.370)    (.300)    (.230)

In excess of net realized gain    -         (.060)    -         -         -

Total distributions               (.637)    (.714)    (1.094)   (1.031)   (.957)

Net asset value, end of period   $ 10.490  $ 10.570  $ 11.100  $ 11.260  $ 11.010

TOTAL RETURN A, B                 5.45%     1.69%     8.60%     12.14%    21.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 86,116  $ 72,773  $ 54,562  $ 37,403  $ 26,654
(000 omitted)

Ratio of expenses to  average     1.78%     1.83%     1.86%     1.88%     2.10% D
net assets

Ratio of expenses to average      1.78%     1.83%     1.85% E   1.87% E   2.10%
net assets after expense
reductions

Ratio of net investment           6.73%     6.56%     6.55%     6.69%     6.53%
income to average net assets

Portfolio turnover rate           146%      150%      140%      119%      193%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE.

C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED DECEMBER 31,         1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.550  $ 11.080  $ 11.400
period

Income from Investment
Operations

Net investment income D           .687      .672      .105

Net realized and unrealized       (.151)    (.517)    .037
gain (loss)

Total from investment             .536      .155      .142
operations

Less Distributions

From net investment income        (.626)    (.625)    (.152)

From net realized gain            -         -         (.310)

In excess of net realized gain    -         (.060)    -

Total distributions               (.626)    (.685)    (.462)

Net asset value, end of period   $ 10.460  $ 10.550  $ 11.080

TOTAL RETURN B, C                 5.25%     1.42%     1.27%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 16,927  $ 11,248  $ 659
(000 omitted)

Ratio of expenses to average      1.91%     2.07% F   2.10% A, F
net assets

Ratio of expenses to average      1.90% G   2.07%     2.10% A
net assets  after expense
reductions

Ratio of net investment           6.61%     6.37%     6.30% A
income to average net assets

Portfolio turnover rate           146%      150%      140%

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED DECEMBER 31,         1999      1998      1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 10.610  $ 11.140  $ 11.300  $ 11.030  $ 10.890
of period

Income from  Investment
Operations

Net investment income             .799 D    .805 D    .830 D    .826 D    .456

Net realized and  unrealized      (.150)    (.533)    .186      .548      .340
gain (loss)

Total from  investment            .649      .272      1.016     1.374     .796
operations

Less Distributions

From net investment income        (.729)    (.742)    (.806)    (.804)    (.426)

From net realized gain            -         -         (.370)    (.300)    (.230)

In excess of net realized gain    -         (.060)    -         -         -

Total distributions               (.729)    (.802)    (1.176)   (1.104)   (.656)

Net asset value, end of period   $ 10.530  $ 10.610  $ 11.140  $ 11.300  $ 11.030

TOTAL RETURN B, C                 6.35%     2.49%     9.36%     13.04%    7.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,645   $ 4,636   $ 6,289   $ 6,107   $ 107
(000 omitted)

Ratio of expenses to  average     .93%      1.07%     1.10% F   1.10% F   1.10% A, F
net assets

Ratio of expenses to average      .93%      1.07%     1.09% G   1.10%     1.10% A
net assets after expense
reductions

Ratio of net investment           7.58%     7.29%     7.31%     7.47%     7.53% A
income to average net assets

Portfolio turnover rate           146%      150%      140%      119%      193%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned and dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, non-taxable dividends, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract.

OPTIONS. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $618,050 or 0.2% of net assets.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $2,018,784 or 0.7% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $449,049,402 and $419,392,239, respectively, of which U.S. government and government agency obligations aggregated $79,705,604 and $65,371,999, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 17,096     $ 44

CLASS T    483,836      3,655

CLASS B    732,187      528,988

CLASS C    142,566      93,919

           1,375,685    626,606

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 74,145     $ 21,005

CLASS T    175,466      59,131

CLASS B    253,862      253,862*

CLASS C    10,430       10,430*

           513,903      344,428

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 26,393   .23

CLASS T                 365,557   .19

CLASS B                 152,573   .19

CLASS C                 30,142    .21

INSTITUTIONAL CLASS     10,747    .24

                       $ 585,412

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $144 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $4,374 under this arrangement.

6. CREDIT RISK.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

7. BENEFICIAL INTEREST.

At the end of the period, FMR was record owner of approximately 13% of the total outstanding shares of the fund.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                                YEARS ENDED DECEMBER 31,

                                1999                      1998

FROM NET INVESTMENT INCOME

Class A                         $ 775,559                 $ 468,016

Class T                          13,041,860                10,946,403

Class B                          4,950,300                 4,114,994

Class C                          853,483                   416,895

Institutional Class              315,267                   400,192

Total                            19,936,469                16,346,500

IN EXCESS OF NET REALIZED GAIN

Class A                         $ -                       $ 53,961

Class T                          -                         1,076,254

Class B                          -                         409,677

Class C                          -                         63,791

Institutional Class              -                         25,742

Total                            -                         1,629,425

                                $ 19,936,469              $ 17,975,925

9. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                        SHARES                                            DOLLARS

                        YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,

                        1999                     1998                     1999                     1998



CLASS A Shares sold                               900,167                 $ 7,034,562              $ 9,908,134
                         670,664

Reinvestment of
distributions            59,003                   40,130                   616,531                  381,968

Shares redeemed          (416,786)                (335,982)                (4,352,173)              (3,569,407)

Net increase (decrease)  312,881                  604,315                 $ 3,298,920              $ 6,720,695

CLASS T Shares sold      7,300,446                11,047,467              $ 76,364,764             $ 122,912,518

Reinvestment of
distributions            1,043,417                920,256                  10,903,390               8,937,450

Shares redeemed          (8,149,722)              (4,726,297)              (85,087,489)             (51,174,332)

Net increase (decrease)  194,141                  7,241,426               $ 2,180,665              $ 80,675,636

CLASS B Shares sold      3,093,028                4,082,575               $ 32,490,970             $ 45,035,865

Reinvestment of
distributions            321,769                  304,841                  3,367,960                2,975,955

Shares redeemed          (2,090,413)              (2,414,647)              (21,891,154)             (25,559,874)

Net increase (decrease)  1,324,384                1,972,769               $ 13,967,776             $ 22,451,946

CLASS C Shares sold      1,002,410                1,295,745               $ 10,478,051             $ 14,256,416

Reinvestment of
distributions            62,617                   34,501                   653,680                  315,902

Shares redeemed          (513,809)                (323,431)                (5,359,385)              (3,449,844)

Net increase (decrease)  551,218                  1,006,815               $ 5,772,346              $ 11,122,474

INSTITUTIONAL CLASS
Shares                   137,655                  422,294                 $ 1,449,056              $ 4,701,276
sold

Reinvestment of
distributions            20,355                   32,127                   213,945                  334,547

Shares redeemed          (248,874)                (581,996)                (2,615,934)              (6,221,690)

Net increase (decrease)  (90,864)                 (127,575)               $ (952,933)              $ (1,185,867)


INDEPENDENT AUDITORS' REPORT

To the Trustees of Fidelity Advisor Series II and Shareholders of
Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II (the Trust), including the portfolio of investments, as of December 31, 1999, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1998, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated February 12, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
   DELOITTE & TOUCHE LLP
   Boston, Massachusetts
   February 11, 2000

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors, Pembroke, Bermuda
Fidelity International Investment Advisors (U.K.) Limited
London, England
Fidelity Investments Japan Limited,
Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
John H. Carlson, Vice President
Kevin E. Grant, Vice President
Ian Spreadbury, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant (registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(registered trademark)



(2_FIDELITY_LOGOS)

FIDELITY ADVISOR
(registered trademark)
STRATEGIC INCOME
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT

DECEMBER 31, 1999

CONTENTS

PRESIDENT'S MESSAGE           3   Ned Johnson on investing
                                  strategies.

PERFORMANCE                   4   How the fund has done over
                                  time.

FUND TALK                     9   The managers' review of fund
                                  performance, strategy and
                                  outlook.

INVESTMENT CHANGES            13  A summary of major shifts in
                                  the fund's investments over
                                  the past six months.

INVESTMENTS                   14  A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          36  Statements of assets and
                                  liabilities, operations, and
                                  changes in net assets,  as
                                  well as financial highlights.

NOTES                         45  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  53  The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The NASDAQ, S&P 500(Registered trademark) and Dow Jones Industrial Average all closed 1999 at record highs. Investors should note, however, that much of the year's returns were driven by a single sector: technology. Most other stocks were flat or down in 1999. Likewise, bond investors had little cause to celebrate at year's end. Steadily rising interest rates left the benchmark 30-year Treasury at its highest yield level in two years.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

Edward C. Johnson 3d

FIDELITY ADVISOR STRATEGIC INCOME FUND - INSTITUTIONAL CLASS

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1  YEAR  PAST 5  YEARS  LIFE OF  FUND
1999

FIDELITY ADV STRATEGIC INCOME  6.35%         64.93%         65.22%
- INST CL

Fidelity Strategic Income      3.01%         58.84%         57.18%
Composite

 JP EMBI Global                24.18%        110.15%        97.81%

 LB Government Bond            -2.23%        43.14%         43.75%

 ML High Yield Master II       2.51%         60.23%         60.52%

 SB Non-US Dollar World Govt   -5.07%        33.20%         30.59%
Bond

ML High Yield Master           1.57%         58.21%         58.61%

Multi-Sector Income Funds      2.57%         46.46%         n/a
Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Institutional Class' returns to the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally, you can also compare the Institutional Class' returns to the performance of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 111 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1  YEAR  PAST 5  YEARS  LIFE OF  FUND
1999

FIDELITY ADV STRATEGIC INCOME  6.35%         10.53%         10.21%
- INST CL

Fidelity Strategic Income      3.01%         9.70%          9.15%
Composite

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

$10,000 OVER LIFE OF FUND

             FA Strategic Inc -CL I      FID Strategic Inc Comp.     ML High Yield Master II
             00648                       F0086                       ML012
  1994/10/31      10000.00                    10000.00                    10000.00
  1994/11/30      10050.16                     9929.10                     9913.96
  1994/12/31      10017.44                     9896.03                    10018.42
  1995/01/31      10129.20                     9974.20                    10159.09
  1995/02/28      10368.45                    10138.76                    10484.71
  1995/03/31      10518.89                    10319.30                    10626.39
  1995/04/30      10913.50                    10653.99                    10895.62
  1995/05/31      11324.23                    11061.91                    11237.63
  1995/06/30      11382.14                    11137.49                    11313.19
  1995/07/31      11496.09                    11209.27                    11460.51
  1995/08/31      11515.97                    11212.08                    11520.65
  1995/09/30      11722.27                    11399.46                    11654.54
  1995/10/31      11858.92                    11460.75                    11753.05
  1995/11/30      11991.80                    11621.05                    11869.53
  1995/12/31      12262.15                    11872.44                    12068.40
  1996/01/31      12535.82                    12093.29                    12270.00
  1996/02/29      12434.95                    11976.55                    12307.50
  1996/03/31      12406.66                    11986.43                    12257.18
  1996/04/30      12523.21                    12063.55                    12274.37
  1996/05/31      12607.92                    12125.55                    12362.83
  1996/06/30      12714.41                    12248.99                    12412.09
  1996/07/31      12791.31                    12361.96                    12493.68
  1996/08/31      12938.43                    12497.57                    12646.07
  1996/09/30      13341.77                    12775.35                    12943.32
  1996/10/31      13515.35                    12936.84                    13055.66
  1996/11/30      13779.59                    13207.97                    13317.84
  1996/12/31      13860.66                    13240.15                    13428.55
  1997/01/31      13942.67                    13284.43                    13529.44
  1997/02/28      14076.48                    13379.69                    13737.43
  1997/03/31      13767.86                    13199.49                    13548.48
  1997/04/30      13922.06                    13336.62                    13722.19
  1997/05/31      14282.92                    13624.41                    14011.11
  1997/06/30      14490.10                    13819.58                    14227.65
  1997/07/31      14775.44                    14074.80                    14604.77
  1997/08/31      14766.31                    14055.05                    14587.19
  1997/09/30      15126.16                    14314.22                    14849.59
  1997/10/31      14882.86                    14212.09                    14925.41
  1997/11/30      14998.62                    14322.92                    15058.37
  1997/12/31      15157.95                    14453.95                    15210.02
  1998/01/31      15430.92                    14636.31                    15452.41
  1998/02/28      15560.57                    14737.14                    15515.02
  1998/03/31      15697.07                    14819.24                    15662.39
  1998/04/30      15748.76                    14918.72                    15729.66
  1998/05/31      15676.85                    14929.54                    15824.25
  1998/06/30      15634.85                    14946.67                    15905.97
  1998/07/31      15734.44                    15007.25                    16007.35
  1998/08/31      14520.66                    14267.50                    15199.31
  1998/09/30      14987.25                    14723.21                    15238.87
  1998/10/31      15020.70                    14823.14                    14910.04
  1998/11/30      15557.45                    15239.16                    15687.24
  1998/12/31      15535.33                    15258.57                    15659.13
  1999/01/31      15656.38                    15279.37                    15867.51
  1999/02/28      15471.80                    15070.93                    15762.48
  1999/03/31      15799.12                    15312.79                    15945.58
  1999/04/30      16289.62                    15573.11                    16237.32
  1999/05/31      15917.08                    15315.21                    16088.37
  1999/06/30      15946.83                    15324.24                    16048.50
  1999/07/31      15890.39                    15367.93                    16070.08
  1999/08/31      15847.45                    15319.18                    15900.29
  1999/09/30      15969.04                    15446.91                    15836.54
  1999/10/31      16078.26                    15500.32                    15750.59
  1999/11/30      16304.86                    15605.15                    15955.98
  1999/12/31      16521.95                    15718.47                    16052.29
IMATRL PRASUN   SHR__CHT 19991231 20000131 140723 R00000000000065

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Institutional Class on October 31, 1994, when the fund started. As the chart shows, by December 31, 1999, the value of the investment would have grown to $16,522 - a 65.22% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities - did over the same period. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,052 - a 60.52% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe
- did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Global, Lehman Brothers Government Bond Index, Merrill Lynch High Yield Master II Index, and the Salomon Brothers Non-U.S. Dollar World Government Bond Index, according to the fund's neutral mix .* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,718 - a 57.18% increase. Going forward, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

* 40% HIGH YIELD, 30% U.S. GOVERNMENT AND INVESTMENT-GRADE, 15%
EMERGING MARKETS, AND 15% FOREIGN DEVELOPED MARKETS.

TOTAL RETURN COMPONENTS

                                                                    JULY 3, 1995 (COMMENCEMENT OF
                   YEARS ENDED DECEMBER 31,                         SALE OF INSTITUTIONAL CLASS
                                                                    SHARES) TO DECEMBER 31,

                   1999                      1998    1997   1996    1995

Dividend  returns  7.10%                     6.68%   7.33%  7.70%   4.00%

Capital returns    -0.75%                    -4.19%  2.03%   5.34%  3.47%

Total returns      6.35%                     2.49%   9.36%  13.04%  7.47%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIOD ENDED DECEMBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             6.93(cents)   37.01(cents)   72.89(cents)

Annualized dividend rate        7.75%         7.05%          6.93%

30-day annualized yield         7.67%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.53 over the past one month, $10.42 over the past six months, and $10.52 over the past one year, you can compare the class' income over these three periods. The past one month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis.

FUND TALK: THE MANAGERS' OVERVIEW

MARKET RECAP

Concern over rising interest rates,
spurred by strengthening global
economies, left most bond investors
looking much the worse for wear
during the 12-month period that
ended December 31, 1999. Continued
non-inflationary growth in the U.S.
economy, as well as a sharp rally
in worldwide commodity prices -
driven by a dramatic rebound in oil -
provided the lifeblood for widespread
recovery in international markets
during this time frame. Outside of
positive performing Canadian and
Japanese issues - beneficiaries of
strong local currencies - higher rates
proved insurmountable for most other
non-U.S. developed markets, which
produced negative returns in local
currency terms. A markedly weak
euro, coupled with firming supply
pressures, felled bond prices in
Germany, France and Italy. On the
other side of the coin, supported by
favorable external and domestic
conditions, emerging-market debt
made solid strides toward recovery,
outpacing most other fixed-income
markets during the period. Russia
was the big winner, garnering interest
from the world for its commitment to
enacting wide-sweeping economic
reform. Having emerged from
recession, Brazil benefited from
bullish investor sentiment forming in
support of its own array of
progressive reform measures.
Similarly, signs of economic expansion
and strong growth prospects
buoyed both Mexico and Argentina,
while Venezuela continued to trail the
broader market due to political
uncertainty.

(Photographs of John Carlson, Kevin Grant, Mark Notkin and Ian
Spreadbury)

The following is an interview with John Carlson (top left), Lead Portfolio Manager of Fidelity Advisor Strategic Income Fund, with additional comments from Kevin Grant (top right), on U.S. government and investment-grade securities; Mark Notkin (lower left) on high-yield securities; and Ian Spreadbury (lower right) on foreign developed-market securities. John Carlson also manages the emerging-markets portion of the fund.

Q. HOW DID THE FUND PERFORM, JOHN?

J.C. Very well relative to its benchmark and peers. For the 12 months ending December 31, 1999, the fund's Institutional Class shares returned 6.35%. The multi-sector income funds average, as tracked by Lipper Inc., returned 2.57%. The Merrill Lynch High Yield Master II Index returned 2.51%.

Q. WHAT LED TO THE FUND'S STRONG PERFORMANCE?

J.C. There are four subportfolios that make up the fund: emerging markets, high-yield, foreign developed markets and U.S. investment-grade debt. Each one contributed in its own way to the fund's overall performance. The entire fund was positively influenced by strong, continued growth in the U.S. economy and recovery in the global markets.

Q. MARK, HOW DID THE HIGH-YIELD SUBPORTFOLIO PERFORM IN 1999 AND WHAT WAS YOUR FOCUS?

M.N. The subportfolio's outperformance compared to its benchmark was driven primarily by individual security selection and, to a lesser extent, industry selection. Most of the positive performance of the high-yield market occurred early in 1999 and again in the fourth quarter. During the May through October time period, performance was hampered by higher Treasury yields, volatile equity markets and Y2K fears, which dampened investor confidence. The subportfolio was overweighted in telecommunications and cable, while underweighted in health care, and both weightings contributed to performance. Cable industry fundamentals were very strong, demonstrating solid earnings growth, debt reduction and increased revenue streams. Deregulation of that industry - allowing emerging telecommunications companies to take market share from established companies - has come at a time when the industry is enjoying significant growth due to consumer demand for data and Internet services. Securities of Nextel, a national wireless telephone operator, appreciated during the year due to increasing subscribers and strong earnings growth. Several CLEC (competitive local exchange carriers) positions, such as Covad Communications, Intermedia Communications and WinStar Communications also were strong contributors. Detractors included Jitney-Jungle and CKE Restaurants, which are no longer held in the fund.

Q. JOHN, WOULD YOU HIGHLIGHT SOME OF THE EVENTS THAT AFFECTED THE
EMERGING-MARKET DEBT PORTION OF THE FUND DURING 1999?

J.C. Of course. Russia was the big story in 1998, and it was again in 1999. However, this time the story was good - after having been oversold and distressed in 1998, the Russian market is recovering. Its government adopted a number of prudent fiscal and monetary policies, with the result being that Russia ended the year as the best-performing country in the index. The fund's overweighted position in Russia was the largest contributor to performance. The fund's holdings in Brazil also aided performance. In January 1999, Brazil devalued its local currency, the real, sending valuations downward. Its government used the crisis to enact reforms in its social security system, and valuations rebounded by year's end. Another significant factor was the worldwide rally in the commodities markets; most notable was the near doubling of oil prices during the year. This had a positive effect on a number of emerging-market countries, since most of them are commodity exporters.

Q. KEVIN, HOW DID THE U.S. GOVERNMENT SECTOR OF THE PORTFOLIO FARE?

K.G. The subportfolio ended the year in line with its benchmark, which is what it should do. The subportfolio is designed to be the stable component of the larger portfolio and to add value by credit selection and trading efficiencies. Long-term bonds began 1999 with unusually low interest rates, as a result of the flight to quality during 1998 caused by the crisis in world markets. Interest rates that low simply could not be sustained. During 1999, interest rates rose rapidly as the world markets rebounded and investor confidence returned. While the returns on the subportfolio were not as high as they were last year, there was a positive note: Higher levels of interest rates have increased the income stream into the portfolio. The income creates a cushion for market activity; if interest rates continue to rise, the income will offset the impact of lower returns and, if rates remain steady or decline, then the bond market could post strong returns.

Q. IAN, WHAT WAS YOUR STRATEGY FOR THE FOREIGN DEVELOPED-COUNTRY
SUBPORTFOLIO DURING 1999?

I.S. The recovery of the world markets, particularly the emerging countries, was not necessarily good news for the G-7 markets. The yen strengthened over the period as positive economic news from Japan showed signs of recovery. The euro declined during the year, driven by a relatively weak economy in Western Europe as well as loose monetary policy. The fund was able, however, to take advantage of selective investment opportunities created by the large number of euros issued, especially in the lower-quality investment-grade categories. The British sterling portfolio has seen historically wide spreads, partly driven by the high cost of gilts, or British government bond, portfolio and has provided good investment opportunities. One of the strategies I successfully employed during the year was underweighting medium duration bonds in the gilt, anticipating their underperformance relative to short and long duration bonds.

Q. JOHN, AS LEAD PORTFOLIO MANAGER, WHAT'S YOUR OUTLOOK FOR THE FUND?

J.C. More of the same - and by that I mean the fund's investment strategy of strategic allocations to four subportfolios will be maintained. Emphasis will continue to be placed on individual security selection utilizing Fidelity's extensive credit research capabilities. We look for continued growth from the high-yield and emerging-markets portfolios, and diversification and liquidity from the foreign developed-markets and investment-grade portfolios.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

JOHN CARLSON DISCUSSES
THE FUND'S NEUTRAL
INVESTMENT ALLOCATION:

"There are four subportfolios that
make up this fund: U.S. high-yield
(40%), U.S. government (30%),
non-U.S. developed markets (15%),
and emerging-market debt (15%).
Fidelity conducted extensive
research to determine the optimal
mix to maximize diversification
and return. The U.S. high-yield and
emerging-market subportfolios
typically provide the bulk of the
return while assuming the most risk.
The U.S. government sector provides
stability and liquidity, while the
non-U.S. developed-market portion
adds diversification, primarily
through currency exposure.

"The contrasting market
environments of 1998 and 1999 clearly
demonstrate how the neutral
investment strategy works. In 1998,
adverse conditions for the high-yield
and emerging-debt markets led to
negative returns in those
subportfolios. Positive returns were
created in the two remaining
subportfolios by those same forces. In
1999, the story was reversed, when
U.S. high-yield and emerging-market
debt recovered against a backdrop of
higher developed-country interest
rates and a stronger U.S. dollar. The
fund's success through these two
markedly different environments
supports our research that at least
two of the four sectors provide
positive returns to the fund on a
quarterly basis.

"The portfolio's neutral investment
mix was designed to succeed across
an entire market cycle. Looking
forward, we anticipate making no
changes to the fund's structure. We
do not believe it is possible to predict the direction of markets consistently;
instead, we rely on the individual
portfolio managers to add value over
their benchmarks."

FUND FACTS

GOAL: a high level of current
income by investing primarily
in debt securities; as a
secondary objective, the fund
may seek capital
appreciation

START DATE: October 31,
1994

SIZE: as of December 31,
1999, more than $309
million

MANAGER: John Carlson, lead
and emerging-markets
manager, since 1996 and
1999, respectively; Kevin
Grant, U.S. government
investments; since 1998;
Mark Notkin, high-yield
investments, since 1999; and
Ian Spreadbury, foreign
developed-market securities,
since 1998
(checkmark)

INVESTMENT CHANGES

TOP FIVE HOLDINGS AS OF
DECEMBER 31, 1999

(BY ISSUER, EXCLUDING CASH     % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
EQUIVALENTS)                                            MONTHS AGO

U.S. Treasury Obligations       15.5                     12.6

Fannie Mae                      5.3                      5.9

Canadian Government             3.0                      2.4

Federative Republic of Brazil   2.7                      3.0

Federal Home Loan Bank            2.5                      2.8

                                 29.0                     26.7

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

MEDIA & LEISURE                 16.7                     15.7

UTILITIES                       10.0                     11.4

BASIC INDUSTRIES                3.9                      3.6

TECHNOLOGY                      2.1                      1.9

FINANCE                         2.0                      1.7

QUALITY DIVERSIFICATION AS OF
DECEMBER 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa, Aa, A                      42.4                     40.9

Baa                             1.2                      1.2

Ba                              4.8                      6.4

B                               34.4                     30.7

Caa, Ca, C                      5.7                      6.9

Not Rated                       2.2                      3.3


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P(registered trademark) RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT DECEMBER 31, 1999 AND JUNE 30, 1999 ACCOUNT FOR 2.2% AND 3.3% RESPECTIVELY OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF DECEMBER 31, 1999 *                                      AS OF JUNE 30, 1999 **

                           Corporate Bonds 35.6%                                       Corporate Bonds 37.4%

                           U.S. Government and                                         U.S. Government and
                           Government Agency                                           Government Agency
                           Obligations 29.0%                                           Obligations 27.5%

                           Foreign Government  &                                       Foreign Government &
                           Government Agency                                           Government Agency
                           Obligations 23.0%                                           Obligations 21.6%

                           Stocks 6.6%                                                 Stocks 5.5%

                           Other Investments 1.5%                                      Other Investments 3.2%

                           Short-Term Investments and                                  Short-Term Investments and
                           Net Other Assets 4.3%                                       Net Other Assets 4.8%


Row: 1, Col: 1, Value: 35.6
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 29.0
Row: 1, Col: 4, Value: 23.0
Row: 1, Col: 5, Value: 6.6
Row: 1, Col: 6, Value: 1.5
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.3

Row: 1, Col: 1, Value: 37.4
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 27.5
Row: 1, Col: 4, Value: 21.6
Row: 1, Col: 5, Value: 5.5
Row: 1, Col: 6, Value: 3.2
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.8

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

CORPORATE BONDS - 35.6%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

CONVERTIBLE BONDS - 1.1%

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Total Renal Care Holdings,        B1          $ 960,000                           $ 602,400
Inc. 7% 5/15/09 (h)

MEDIA & LEISURE - 0.5%

BROADCASTING - 0.3%

EchoStar Communications Corp.     -            600,000                             736,500
 4.875% 1/1/07 (h)

NTL, Inc. 5.75% 12/15/09 (h)      -            344,000                             370,660

                                                                                   1,107,160

LODGING & GAMING - 0.2%

Signature Resorts, Inc. 5.75%     Caa1         960,000                             573,600
1/15/07

TOTAL MEDIA & LEISURE                                                              1,680,760

RETAIL & WHOLESALE - 0.2%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.2%

Sunglass Hut International,       B3           660,000                             537,075
Inc. 5.25% 6/15/03

UTILITIES - 0.2%

TELEPHONE SERVICES - 0.2%

Telekom Malaysia BHD 4%           Baa3         830,000                             713,800
10/3/04

TOTAL CONVERTIBLE BONDS                                                            3,534,035

NONCONVERTIBLE BONDS - 34.5%

BASIC INDUSTRIES - 3.9%

CHEMICALS & PLASTICS - 1.7%

Berry Plastics Corp. 11%          B3           590,000                             598,850
7/15/07 (h)

Georgia Gulf Corp. 10.375%        B1           80,000                              83,500
11/1/07 (h)

Huntsman Corp. 9.5% 7/1/07 (h)    B2           940,000                             888,300

Huntsman ICI Chemicals LLC        B2           1,200,000                           1,233,000
10.125% 7/1/09 (h)

Lyondell Chemical Co.:

9.625% 5/1/07                     Ba3          750,000                             765,000

9.875% 5/1/07                     Ba3          850,000                             867,000

10.875% 5/1/09                    B2           710,000                             734,850

                                                                                   5,170,500

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

IRON & STEEL - 0.2%

WHX Corp. 10.5% 4/15/05           B3          $ 560,000                           $ 548,800

METALS & MINING - 0.3%

Better Minerals & Aggregates      B3           280,000                             280,700
Co.  13% 9/15/09 (h)

Kaiser Aluminum & Chemical        B3           780,000                             780,000
Corp.  12.75% 2/1/03

                                                                                   1,060,700

PACKAGING & CONTAINERS - 0.9%

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1         520,000                             483,600

9.75% 6/15/07                     Caa1         700,000                             665,000

Packaging Corp. of America        B3           1,770,000                           1,807,613
9.625% 4/1/09

                                                                                   2,956,213

PAPER & FOREST PRODUCTS - 0.8%

Container Corp. of America:

gtd.:

9.75% 4/1/03                      B2           210,000                             216,300

11.25% 5/1/04                     B2           50,000                              51,625

10.75% 5/1/02                     B2           70,000                              72,625

Florida Coast Paper Co. LLC       Ca           690,000                             441,600
Florida Coast Paper Finance
Corp. Series B, 12.75%
6/1/03 (c)

Millar Western Forest             B3           565,000                             565,000
Products Ltd.  9.875% 5/15/08

Repap New Brunswick, Inc.         Caa1         470,000                             433,575
yankee  10.625% 4/15/05

Stone Container Corp. 12.58%      B2           560,000                             596,400
8/1/16 (i)

                                                                                   2,377,125

TOTAL BASIC INDUSTRIES                                                             12,113,338

CONSTRUCTION & REAL ESTATE -
0.4%

CONSTRUCTION - 0.4%

Blount, Inc.:

7% 6/15/05                        B2           385,000                             333,988

13% 8/1/09 (h)                    B3           700,000                             738,500

                                                                                   1,072,488

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

DURABLES - 0.7%

CONSUMER DURABLES - 0.1%

Simonds Industries, Inc.          B3          $ 400,000                           $ 320,000
10.25% 7/1/08

HOME FURNISHINGS - 0.6%

Omega Cabinets Ltd. 10.5%         B3           720,000                             716,400
6/15/07

Sealy Corp., Inc. 10%             -            637,164                             618,050
12/18/08 pay-in-kind (l)

Sealy Mattress Co. 9.875%         B3           170,000                             168,300
12/15/07

Winsloew Furniture, Inc.          B2           440,000                             420,200
12.75% 8/15/07 (h)

                                                                                   1,922,950

TOTAL DURABLES                                                                     2,242,950

ENERGY - 0.4%

ENERGY SERVICES - 0.2%

Petroliam Nasional BHD            Baa3         790,000                             699,150
(Petronas) yankee 7.625%
10/15/26 (h)

OIL & GAS - 0.2%

Petroleos Mexicanos 9.5%          BB           450,000                             441,000
9/15/27

TOTAL ENERGY                                                                       1,140,150

FINANCE - 1.9%

BANKS - 0.6%

Banco Nacional de
Desenvolvimento  Economico e
Social:

12.193% 6/16/08 (i)               B2           1,710,000                           1,547,550

12.193% 6/16/08 (h)(i)            B2           500,000                             452,500

                                                                                   2,000,050

CREDIT & OTHER FINANCE - 1.2%

AMRESCO, Inc. 9.875% 3/15/05      Caa3         351,000                             233,415

APP International Finance
(Mauritius) Ltd.:

0% 7/7/00 (h)                     Caa1         290,000                             266,800

0% 7/7/00 (Reg. S)                Caa1         280,000                             257,600

APP International Finance Co.     Caa1         1,050,000                           884,625
11.75% 10/1/05

Kappa Beheer BV 10.625%           B2           715,000                             747,175
7/15/09 (h)

Macsaver Financial Services,      Ba2          80,000                              48,000
Inc. 7.4% 2/15/02

Sealed Air Finance II BV euro     Baa3   EUR   1,000,000                           966,800
5.625% 7/19/06

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Stone Container Finance Co.       B2          $ 120,000                           $ 127,200
11.5% 8/15/06 (h)

WinStar Equipment II Corp.        CCC+         145,000                             152,250
12.5% 3/15/04

                                                                                   3,683,865

INVESTMENT COMPANIES - 0.1%

Astra Overseas Finance BV         -            550,000                             189,750
(Reg. S)  0% 6/30/06

TOTAL FINANCE                                                                      5,873,665

HEALTH - 1.0%

DRUGS & PHARMACEUTICALS - 0.1%

Global Health Sciences, Inc.      Caa1         280,000                             168,000
11% 5/1/08

MEDICAL FACILITIES MANAGEMENT
- 0.9%

Everest Healthcare Services,      B3           740,000                             691,900
Inc. 9.75% 5/1/08

Fountain View, Inc. 11.25%        Caa1         200,000                             152,000
4/15/08

Hanger Orthopedic Group, Inc.     B3           490,000                             505,925
 11.25% 6/15/09

Harborside Healthcare Corp.       B3           680,000                             217,600
0% 8/1/08 (f)

Mariner Post-Acute Network,       B3           1,136,000                           68,160
Inc.  9.5% 11/1/07 (c)

Oxford Health Plans, Inc. 11%     Caa1         930,000                             902,100
5/15/05

Unilab Corp. 12.75% 10/1/09       B3           390,000                             403,650
(h)

                                                                                   2,941,335

TOTAL HEALTH                                                                       3,109,335

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.9%

ELECTRICAL EQUIPMENT - 0.0%

Motors & Gears, Inc. 10.75%       B3           70,000                              67,900
11/15/06

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Applied Power, Inc. 8.75%         B1           810,000                             791,775
4/1/09

Dunlop Standard Aero Holdings     B3           480,000                             494,400
PLC  11.875% 5/15/09

Thermadyne Manufacturing LLC      B3           450,000                             373,500
9.875% 6/1/08

Tokheim Corp. 11.375% 8/1/08      B3           560,000                             327,600

                                                                                   1,987,275

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - 1.2%

Allied Waste North America,
Inc.:

7.875% 1/1/09                     Ba2         $ 935,000                           $ 822,800

10% 8/1/09 (h)                    B2           3,290,000                           2,928,100

                                                                                   3,750,900

TOTAL INDUSTRIAL MACHINERY &                                                       5,806,075
EQUIPMENT

MEDIA & LEISURE - 13.6%

BROADCASTING - 11.5%

ACME Television LLC/ACME          B3           1,020,000                           918,000
Financial Corp.  0% 9/30/04
(f)

Adelphia Communications Corp.:

8.375% 2/1/08                     B1           370,000                             345,950

9.25% 10/1/02                     B1           280,000                             280,000

9.875% 3/1/07                     B1           800,000                             808,000

Ascent Entertainment Group,       B3           380,000                             283,100
Inc. 0% 12/15/04 (f)

Avalon Cable Michigan,            B2           120,000                             121,200
Inc./Avalon Cable  New
England/Avalon Cable Finance
 9.375% 12/1/08

Benedek Communications Corp.      B3           1,260,000                           1,134,000
0% 5/15/06 (f)

CapStar Broadcasting
Partners, Inc.:

0% 2/1/09 (f)                     B2           315,000                             283,500

9.25% 7/1/07                      B1           1,010,000                           1,045,350

Century Communications Corp.:

Series B, 0% 1/15/08              B1           3,330,000                           1,456,875

8.375% 12/15/07                   B1           20,000                              18,800

8.75% 10/1/07                     B1           90,000                              86,400

9.5% 3/1/05                       B1           60,000                              60,450

Chancellor Media Corp.:

8.125% 12/15/07                   B1           250,000                             249,375

9% 10/1/08                        B1           3,220,000                           3,348,800

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

0% 4/1/11 (f)                     B2           2,600,000                           1,521,000

8.625% 4/1/09                     B2           1,755,000                           1,623,375

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Citadel Broadcasting Co.:

9.25% 11/15/08                    B3          $ 820,000                           $ 822,050

10.25% 7/1/07                     B3           1,430,000                           1,508,650

Classic Cable, Inc. 9.375%        B3           115,000                             110,975
8/1/09

Comcast UK Cable Partners         B2           220,000                             207,900
Ltd.  0% 11/15/07 (f)

Diamond Cable Communications      B3           696,000                             654,240
PLC yankee  0% 12/15/05 (f)

Earthwatch, Inc. 0% 7/15/07       -            700,000                             490,000
unit (f)(h)

EchoStar DBS Corp. 9.375%         B2           1,030,000                           1,032,575
2/1/09

Falcon Holding Group
LP/Falcon Funding Corp.:

0% 4/15/10 (f)                    B2           2,575,000                           1,879,750

8.375% 4/15/10                    B2           380,000                             380,000

FrontierVision Holdings           B1           901,000                             792,880
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (f)

FrontierVision Holdings           Caa1         500,000                             440,000
LP/FrontierVision Holdings
Capital II Corp. 0% 9/15/07
(f)

Golden Sky DBS, Inc. 0%           Caa1         1,410,000                           853,050
3/1/07 (f)

Lenfest Communications, Inc.:

8.25% 2/15/08                     B1           90,000                              89,100

8.375% 11/1/05                    Ba2          90,000                              91,575

LIN Holdings Corp. 0% 3/1/08      B3           1,240,000                           837,000
(f)

NTL Communications Corp.:

0% 10/1/08 (f)                    B3           4,130,000                           2,911,650

11.5% 10/1/08                     B3           1,080,000                           1,169,100

NTL, Inc. 0% 4/1/08 (f)           B3           890,000                             614,100

Olympus Communications            B1           90,000                              94,050
LP/Olympus  Capital Corp.
10.625% 11/15/06

Pegasus Communications Corp.      B3           1,010,000                           1,088,275
12.5% 8/1/07 (h)

Satelites Mexicanos SA de CV      B3           580,000                             406,000
10. 125% 11/1/04

Sinclair Broadcast Group,         B2           392,000                             372,400
Inc. 9% 7/15/07

Susquehanna Media Co. 8.5%        B1           90,000                              88,200
5/15/09

Telemundo Holdings, Inc. 0%       Caa1         150,000                             90,750
8/15/08 (f)

Telewest Communications PLC:

0% 4/15/09 (f)(h)                 B1           1,160,000                           736,600

11.25% 11/1/08                    B1           170,000                             185,725

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Telewest PLC yankee 9.625%        B1          $ 625,000                           $ 637,500
10/1/06

United International              B3           4,016,000                           2,510,000
Holdings, Inc.  0% 2/15/08
(f)

United Pan-Europe
Communications NV:

0% 8/1/09 (f)                     B2           490,000                             281,750

10.875% 8/1/09                    B2           755,000                             766,325

                                                                                   35,726,345

ENTERTAINMENT - 0.9%

AMC Entertainment, Inc.:

9.5% 3/15/09                      B3           110,000                             97,075

9.5% 2/1/11                       B3           20,000                              17,450

Bally Total Fitness Holding       B3           455,000                             440,213
Corp.  9.875% 10/15/07

Livent, Inc. 9.375% 10/15/04      -            300,000                             69,000
(c)

Mohegan Tribal Gaming             Ba3          210,000                             206,850
Authority  8.75% 1/1/09

Premier Parks, Inc.:

0% 4/1/08 (f)                     B3           1,170,000                           795,600

9.25% 4/1/06                      B3           480,000                             468,000

Regal Cinemas, Inc. 9.5%          Caa1         689,000                             544,310
6/1/08

                                                                                   2,638,498

LODGING & GAMING - 0.9%

Florida Panthers Holdings,        B2           930,000                             902,100
Inc. 9.875% 4/15/09

Hollywood Casino Corp. 11.25%     B3           40,000                              41,700
5/1/07

Horseshoe Gaming LLC 9.375%       B+           890,000                             885,550
6/15/07

KSL Recreation Group, Inc.        B3           320,000                             313,600
10.25% 5/1/07

Signature Resorts, Inc. 9.75%     B3           780,000                             670,800
10/1/07

Station Casinos, Inc. 8.875%      B1           130,000                             124,150
12/1/08

                                                                                   2,937,900

RESTAURANTS - 0.3%

Domino's, Inc. 10.375% 1/15/09    B3           530,000                             510,125

NE Restaurant, Inc. 10.75%        B3           510,000                             452,625
7/15/08

                                                                                   962,750

TOTAL MEDIA & LEISURE                                                              42,265,493

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - 0.7%

FOODS - 0.7%

Del Monte Corp. 12.25% 4/15/07    B3          $ 252,000                           $ 278,460

Del Monte Foods Co. 0%            Caa1         1,564,000                           1,188,640
12/15/07 (f)

Premier International Foods       B3           840,000                             831,600
PLC 12% 9/1/09 (h)

                                                                                   2,298,700

RETAIL & WHOLESALE - 0.7%

GENERAL MERCHANDISE STORES -
0.2%

Kmart Corp.:

7.95% 2/1/23                      Ba1          200,000                             174,000

8.375% 12/1/04                    Ba1          400,000                             398,000

                                                                                   572,000

GROCERY STORES - 0.5%

Pueblo Xtra International,
Inc.:

Series C, 9.5% 8/1/03             B3           230,000                             138,000

9.5% 8/1/03                       B3           750,000                             450,000

Smiths Food & Drug Centers,       BBB-         1,000,000                           1,045,000
Inc. 1994  Pass Through
Trust 9.2% 7/2/18

                                                                                   1,633,000

TOTAL RETAIL & WHOLESALE                                                           2,205,000

SERVICES - 0.7%

LEASING & RENTAL - 0.2%

Crown Castle International        B3           1,000,000                           628,750
Corp.  0% 5/15/11 (f)

PRINTING - 0.4%

Sullivan Graphics, Inc.           Caa1         720,000                             750,600
12.75% 8/1/05

Von Hoffman Corp. 13.5%           -            693,332                             630,932
5/15/09  pay-in-kind (h)

                                                                                   1,381,532

SERVICES - 0.1%

Medaphis Corp. 9.5% 2/15/05       Caa1         190,000                             146,300

TOTAL SERVICES                                                                     2,156,582

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - 1.6%

COMPUTER SERVICES & SOFTWARE
- 1.0%

Amazon.com, Inc. 0% 5/1/08 (f)    Caa1        $ 950,000                           $ 624,625

Covad Communications Group,
Inc.:

0% 3/15/08 (f)                    B3           140,000                             87,850

12.5% 2/15/09                     B3           79,000                              81,765

DecisionOne Corp. 9.75%           B3           830,000                             3,113
8/1/07 (c)

DecisionOne Holdings Corp. 0%     Caa1         200,000                             125
8/1/08 unit (c)(f)

Exodus Communications, Inc.       B-           190,000                             193,325
10.75% 12/15/09 (h)

Federal Data Corp. 10.125%        B3           760,000                             551,000
8/1/05

PSINet, Inc. 11% 8/1/09           B3           645,000                             662,738

Verio, Inc. 11.25% 12/1/08        B3           705,000                             736,725

                                                                                   2,941,266

ELECTRONIC INSTRUMENTS - 0.2%

Telecommunications Techniques     B3           624,000                             567,840
Co. LLC  9.75% 5/15/08

ELECTRONICS - 0.4%

ChipPAC International Ltd.        B3           385,000                             404,250
12.75% 8/1/09 (h)

Fairchild Semiconductor Corp.     B3           470,000                             479,400
 10.375% 10/1/07

Intersil Corp. 13.25% 8/15/09     B3           420,000                             457,800
(h)

                                                                                   1,341,450

TOTAL TECHNOLOGY                                                                   4,850,556

TRANSPORTATION - 0.3%

AIR TRANSPORTATION - 0.3%

Atlas Air, Inc. 9.375%            B3           270,000                             261,225
11/15/06

Kitty Hawk, Inc. 9.95%            B1           670,000                             661,625
11/15/04

                                                                                   922,850

UTILITIES - 6.7%

CELLULAR - 3.1%

McCaw International Ltd. 0%       Caa1         930,000                             651,000
4/15/07 (f)

Millicom International            Caa1         1,610,000                           1,332,275
Cellular SA 0% 6/1/06 (f)

Nextel Communications, Inc.:

0% 9/15/07 (f)                    B1           703,000                             525,493

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Nextel Communications, Inc.:
- continued

0% 10/31/07 (f)                   B1          $ 850,000                           $ 616,250

0% 2/15/08 (f)                    B1           1,340,000                           954,750

9.75% 8/15/04                     B1           330,000                             341,550

12% 11/1/08                       B1           460,000                             514,050

Orbital Imaging Corp. 11.625%     CCC+         430,000                             290,250
3/1/05

Rogers Communications, Inc.       B2           625,000                             629,688
8.875% 7/15/07

US Unwired, Inc. 0% 11/1/09       Caa1         370,000                             216,450
(f)(h)

Voicestream Wireless
Corp./Voicestream Wireless
Holding Co.:

0% 11/15/09 (f)(h)                B2           4,170,000                           2,512,425

10.375% 11/15/09 (h)              B2           990,000                             1,019,700

                                                                                   9,603,881

TELEPHONE SERVICES - 3.6%

Alestra S. de R.L. de CV          B2           310,000                             313,100
12.625% 5/15/09

Allegiance Telecom, Inc. 0%       B3           825,000                             594,000
2/15/08 (f)

Compania Internacional de         BB     ARS   740,000                             614,286
Telecomunicaciones 10.375%
8/1/04 (Reg. S)

Energis PLC 9.75% 6/15/09         B1           590,000                             610,650

Esat Telecom Group PLC            Caa1         60,000                              67,200
11.875% 12/1/08

Esprit Telecom Group PLC          B3           750,000                             746,250
10.875% 6/15/08

GST Network Funding, Inc. 0%      -            1,000,000                           490,000
5/1/08 (f)

GST Equipment Funding, Inc.       -            450,000                             434,250
13.25% 5/1/07

GST USA, Inc. 0% 12/15/05 (f)     -            530,000                             394,850

Hyperion Telecommunications,      Caa1         575,000                             609,500
Inc.  12% 11/1/07

ICG Services, Inc. 0% 5/1/08      B3           45,000                              23,063
(f)

Intermedia Communications,        B2           445,000                             409,400
Inc. 8.5% 1/15/08

Mannesmann Finance BV euro        A2     EUR   540,000                             479,708
4.75% 5/27/09

Metromedia Fiber Network,         B2           290,000                             295,800
Inc. 10% 12/15/09

NEXTLINK Communications, Inc.:

0% 6/1/09 (f)                     B2           1,050,000                           640,500

10.5% 12/1/09 (h)                 B2           620,000                             630,850

Rhythms NetConnections, Inc.      B3           690,000                             669,300
12.75% 4/15/09

Viatel, Inc. 0% 4/15/08 (f)       B3           185,000                             116,550

WinStar Communications, Inc.:

0% 10/15/05 (f)                   Caa1         80,000                              75,200

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

WinStar Communications, Inc.:
- continued

0% 10/15/05 (f)                   Caa1        $ 60,000                            $ 91,200

0% 3/15/08 (f)                    CCC          1,685,000                           1,718,700

10% 3/15/08                       CCC          600,000                             576,000

WinStar Equipment Corp. 12.5%     B3           490,000                             524,300
3/15/04

                                                                                   11,124,657

TOTAL UTILITIES                                                                    20,728,538

TOTAL NONCONVERTIBLE BONDS                                                         106,785,720

TOTAL CORPORATE BONDS                                                               110,319,755
(Cost $114,143,468)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 25.2%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 9.7%

Fannie Mae:

5.25% 1/15/09                     Aaa          6,500,000                           5,733,195

6.5% 4/29/09                      Aaa          5,500,000                           5,146,790

Federal Farm Credit Bank          Aaa          1,000,000                           981,090
6.66% 12/26/06

Federal Home Loan Bank:

4.96% 10/7/05                     Aaa          7,500,000                           6,780,450

6.75% 4/5/04                      Aaa          870,000                             865,920

Freddie Mac 6.25% 7/15/04         Aaa          800,000                             782,128

Government Loan Trusts            Aaa          177,788                             185,195
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development)  8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01         Aaa          2,563,770                           2,632,966

Class 2-E, 9.4% 5/15/02           Aaa          88,408                              90,760

Class T-3, 9.625% 5/15/02         Aaa          32,622                              33,585

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Guaranteed Export Trust           Aaa         $ 1,080,000                         $ 1,064,094
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1995-A, 6.28% 6/15/04

Guaranteed Trade Trust            Aaa          733,333                             723,360
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1997-A, 6.104% 7/15/03

Private Export Funding Corp.
secured:

5.82% 6/15/03 (h)                 Aaa          4,600,000                           4,417,518

6.86% 4/30/04                     Aaa          513,000                             511,706

TOTAL U.S. GOVERNMENT AGENCY                                                       29,948,757
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
15.5%

U.S. Treasury Bonds:

8.75% 5/15/17                     Aaa          5,440,000                           6,497,373

8.875% 8/15/17                    Aaa          6,315,000                           7,632,246

10.75% 8/15/05                    Aaa          13,300,000                          15,862,378

U.S. Treasury Notes 7% 7/15/06    Aaa          17,780,000                          18,210,623

TOTAL U.S. TREASURY                                                                48,202,620
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                          78,151,377
GOVERNMENT AGENCY OBLIGATIONS
(Cost $82,190,150)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 3.8%



FANNIE MAE - 1.7%

5.5% 5/1/11 to 6/1/14             Aaa          677,321                             631,183

6% 11/1/10 to 1/1/26              Aaa          1,405,859                           1,335,774

6.5% 5/1/08 to 2/1/26             Aaa          1,633,464                           1,555,691

7% 9/1/25 to 12/1/28              Aaa          629,065                             609,478

7.5% 1/1/28 to 5/1/28             Aaa          696,889                             689,049

8% 7/1/26 to 12/1/27              Aaa          538,942                             544,426

TOTAL FANNIE MAE                                                                   5,365,601

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

FREDDIE MAC - 0.1%

6% 12/1/07                        Aaa         $ 44,764                            $ 43,502

8.5% 3/1/20                       Aaa          160,972                             166,215

TOTAL FREDDIE MAC                                                                  209,717

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.0%

6% 1/15/09 to 5/15/09             Aaa          798,533                             767,119

6.5% 4/15/26 to 5/15/26           Aaa          828,569                             782,998

7% 9/15/25 to 10/15/28            Aaa          1,442,812                           1,393,935

7.5% 2/15/22 to 8/15/28           Aaa          2,415,997                           2,396,170

8% 9/15/26 to 12/15/26            Aaa          393,156                             397,088

11% 2/15/16 to 10/15/18           Aaa          330,673                             364,257

11.5% 3/15/10                     Aaa          54,426                              59,527

TOTAL GOVERNMENT NATIONAL                                                          6,161,094
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                       11,736,412
- MORTGAGE SECURITIES
(Cost $11,987,965)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (J) - 23.0%



Bangko Sentral Pilipinas 8.6%     Ba1          650,000                             541,125
6/15/27

Bank for Foreign Economic         Ca           1,910,000                           339,025
Affairs of Russia
(Vnesheconombank) interest
notes 6.9063% 12/15/15 (c)(i)

Bulgarian Republic Brady:

discount A 6.5% 7/28/24 (i)       B2           700,000                             562,625

FLIRB A 2.75% 7/28/12 (i)         B2           620,000                             444,850

interest arrears bond 6.5%        B2           550,000                             435,188
7/28/11 (i)

Canadian Government:

1.9% 3/23/09                      Aa2    JPY   170,000,000                         1,703,327

7% 12/1/06                        Aa1    CAD   2,700,000                           1,940,782

9% 6/1/25                         Aa1    CAD   2,100,000                           1,931,588

10% 5/1/02                        Aa1    CAD   5,000,000                           3,743,693

City of Buenos Aires euro         B1     ARS   1,360,000                           1,128,958
10.5% 5/28/04

City of St. Petersburg Russia     Caa1         840,000                             537,600
9.5% 6/18/02 (Reg. S)

Ecuador Republic:

Brady:

discount euro 6.75% 2/28/25       Caa3         300,000                             115,500
(c)(i)

par euro 4% 2/28/25 (c)(g)        Caa3         300,000                             103,125

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (J) - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

Ecuador Republic: - continued

Brady past due interest euro      Caa3        $ 628,749                           $ 152,472
6.75% 2/28/15 (bearer) (c)(i)

Federal Republic of Germany:

3.75% 1/4/09                      Aaa    EUR   1,700,000                           1,521,239

4.5% 5/17/02                      Aaa    EUR   900,000                             908,613

5.625% 1/4/28                     Aaa    EUR   1,800,000                           1,719,591

6.25% 4/26/06                     Aaa    EUR   1,250,000                           1,335,049

Federative Republic of Brazil:

Brady:

capitalization bond 8% 4/15/14    B2           3,354,525                           2,524,280

debt conversion bond euro 7%      B2           2,300,000                           1,707,750
4/15/12 (i)

discount euro 6.9375% 4/15/24     B2           1,000,000                           758,750
(i)

new money bond L 7% 4/15/09       B2           2,030,000                           1,644,300
(bearer) (i)

6.9375% 4/15/06 (i)               B2           1,062,200                           933,408

14.5% 10/15/09                    B2           760,000                             842,650

Jordanian Kingdom Brady par       Ba3          1,000,000                           665,000
6% 12/23/23 (i)

Kazakhstan Republic 13.625%       B1           210,000                             220,763
10/18/04 (h)

Kingdom of Belgium 3.75%          Aa1    EUR   1,800,000                           1,576,488
3/28/09

Peruvian Republic Brady:

FLIRB 3.75% 3/7/17 (i)            Ba3          560,000                             349,300

past due interest 4.5% 3/7/17     Ba3          650,000                             450,938
(i)

Republic of Argentina:

BOCON 2.7696% 4/1/07 (i)          B1     ARS   2,673,461                           1,832,158

Bote 2.2184% 4/1/00 (i)           B1           2,145                               188

Brady:

discount euro 6.875% 3/31/23      B1           980,000                             779,100
(i)

par euro 6% 3/31/23               B1           1,470,000                           970,200

9.75% 9/19/27                     B1           1,430,000                           1,287,000

11.75% 2/12/07                    B1     ARS   490,000                             438,611

12.125% 2/25/19                   B1           390,000                             411,450

Republic of Colombia 8.7%         Ba2          1,440,000                           1,116,000
2/15/16

Republic of Croatia 6.4563%       Baa3         121,162                             110,863
7/31/06 (i)

Republic of Italy 3.75% 6/8/05    Aa3    JPY   610,000,000                         6,823,286

Republic of Poland 0% 12/21/01    A      PLN   1,190,000                           220,445

Republic of Venezuela:

Brady:

FLIRB A 6.875% 3/31/07 (i)        B2           714,280                             560,710

par W-B euro 6.75% 3/31/20        B2           960,000                             656,400

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (J) - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

Republic of Venezuela: -
continued

global bond:

13.625% 8/15/18                   B2          $ 350,000                           $ 310,188

13.625% 8/15/18                   B2           425,000                             376,656

Oil recovery rights 4/15/20       -            4,810                               0
(k)

9.25% 9/15/27                     B2           760,000                             511,100

Russian Federation:

euro 12.75% 6/24/28 (Reg. S)      B3           1,060,000                           742,000

8.75% 7/24/05                     B3           990,000                             621,225

9.25% 11/27/01                    B3           660,000                             541,200

10% 6/26/07                       B3           770,000                             487,025

11% 7/24/18 (Reg. S)              B3           1,150,000                           704,375

11.75% 6/10/03                    B3           390,000                             302,250

Russian Federation Ministry       Ca           420,000                             135,450
of Finance  3% 5/14/03

South African Republic 13%        Baa1   ZAR   1,480,000                           231,915
8/31/10

Tecnost International NV euro     A3     EUR   1,000,000                           971,225
6.125% 7/30/09

Treuhandanstalt 7.5% 9/9/04       Aaa    EUR   4,400,000                           4,884,903

Turkish Republic 20.27%           -      TRL   109,942,000                         210,907
7/24/02 (e)(i)

United Kingdom, Great Britain
&  Northern Ireland:

7.5% 12/7/06                      Aaa    GBP   900,000                             1,580,491

8.75% 8/25/17                     Aaa    GBP   1,250,000                           2,923,541

9.75% 8/27/02                     Aaa    GBP   1,500,000                           2,610,243

United Mexican States:

Brady:

discount B 6.9425% 12/31/19       Ba1          500,000                             468,750
(i)

discount C 6.8363% 12/31/19       Ba1          1,040,000                           975,000
(i)

par A 6.25% 12/31/19 unit         Ba1          1,230,000                           971,700

 par B 6.25% 12/31/19 unit        Ba1          2,180,000                           1,722,200

global bond 11.5% 5/15/26         Ba1          2,440,000                           2,909,700

value recovery rights 6/30/03:

discount A (k)                    -            1,000                               0

discount B (k)                    -            769,000                             8

discount C (k)                    -            1,601,000                           16

TOTAL FOREIGN GOVERNMENT AND                                                       71,236,456
GOVERNMENT AGENCY OBLIGATIONS
(Cost $66,744,175)

SUPRANATIONAL OBLIGATIONS -
0.6%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

European Investment Bank 4%       Aaa    EUR   2,000,000                          $ 1,783,208
4/15/09

International Bank for            AAA    PLN   200,000                             47,642
Reconstruction & Development
15.5% 11/22/00

TOTAL SUPRANATIONAL OBLIGATIONS                                                   1,830,850
(Cost $2,087,679)


COMMON STOCKS - 0.3%

                                SHARES

DURABLES - 0.0%

HOME FURNISHINGS - 0.0%

Winsloew Furniture, Inc.         440                   2,200
warrants 8/15/07 (a)(h)

MEDIA & LEISURE - 0.0%

BROADCASTING - 0.0%

CS Wireless Systems, Inc.        10                    0
(a)(h)

NTL, Inc. warrants 10/14/08      1,586                 79,300
(a)

UIH Australia/Pacific, Inc.      570                   17,100
warrants 5/15/06 (a)

                                                       96,400

TECHNOLOGY - 0.0%

COMPUTER SERVICES & SOFTWARE
- 0.0%

Concentric Network Corp.         200                   50,000
warrants 12/15/07 (a)(h)

ELECTRONICS - 0.0%

Intersil Holding Corp.           420                   59,010
warrants 8/15/09 (a)(h)

TOTAL TECHNOLOGY                                       109,010

UTILITIES - 0.3%

CELLULAR - 0.1%

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio       230                   1,610
 .47) (a)

warrants 1/15/07 (CV ratio       480                   4,320
 .6) (a)

McCaw International Ltd.         1,753                 3,944
warrants 4/16/07 (a)(h)

Orbital Imaging Corp.            450                   6,750
warrants 3/1/05 (a)(h)

PageMart Nationwide, Inc.        2,100                 23,100
(non-vtg.) (a)

Powertel, Inc. warrants          3,328                 199,680
2/1/06 (a)

                                                       239,404

COMMON STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 0.2%

FirstCom Corp. warrants          8,050                $ 255,588
10/27/07 (a)(h)

InterAmericas Communications     1,750                 55,563
Corp. warrants 10/27/07 (a)

KMC Telecom Holdings, Inc.       890                   2,225
warrants 4/15/08 (a)(h)

MGC Communications, Inc. (h)     916                   46,487

Source Media, Inc. (a)           1,676                 31,006

Versatel Telecom                 340                   136,000
International NV warrants
5/15/08 (a)(h)

                                                       526,869

TOTAL UTILITIES                                        766,273

TOTAL COMMON STOCKS                                    973,883
(Cost $161,901)

PREFERRED STOCKS - 6.3%



CONVERTIBLE PREFERRED STOCKS
- 0.3%

HEALTH - 0.3%

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Laboratory Corp. of America      10,600                731,400
Holdings Series A, $4.25

NONCONVERTIBLE PREFERRED
STOCKS - 6.0%

FINANCE - 0.1%

INSURANCE - 0.1%

American Annuity Group           240                   214,910
Capital Trust II 8.875%

MEDIA & LEISURE - 2.6%

BROADCASTING - 2.2%

Adelphia Communications Corp.    5,345                 603,985
$13.00

Benedek Communications Corp.     996                   796,800
11.5% pay-in-kind

Citadel Broadcasting Co.         3,429                 382,334
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind              17,995                1,965,954

Series H, 11.75% pay-in-kind     4,891                 538,010

Granite Broadcasting Corp.       782                   797,640
12.75% pay-in-kind

NTL, Inc. 13% pay-in-kind        849                   933,900

Sinclair Capital 11.625%         6,342                 635,786

                                                       6,654,409

PUBLISHING - 0.4%

PRIMEDIA, Inc.:

$9.20                            1,600                 150,400

PREFERRED STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

MEDIA & LEISURE - CONTINUED

PUBLISHING - CONTINUED

PRIMEDIA, Inc.: - continued

8.625%                           7,377                $ 652,865

Series D, $10.00                 5,733                 567,567

                                                       1,370,832

TOTAL MEDIA & LEISURE                                  8,025,241

RETAIL & WHOLESALE - 0.0%

GROCERY STORES - 0.0%

Supermarkets General Holdings    12,725                63,625
Corp. $3.52 pay-in-kind

TECHNOLOGY - 0.5%

COMPUTER SERVICES & SOFTWARE
- 0.5%

Concentric Network Corp.         1,607                 1,607,000
13.5% pay-in-kind

UTILITIES - 2.8%

CELLULAR - 1.0%

Nextel Communications, Inc.:

11.125% pay-in-kind              1,030                 1,035,150

Series D, 13% pay-in-kind        1,895                 2,037,125

                                                       3,072,275

TELEPHONE SERVICES - 1.8%

Adelphia Business Solution,      14                    13,650
Inc. 12.875% pay-in-kind

e.spire Communications, Inc.:

$127.50 pay-in-kind              22                    3,850

14.75% pay-in-kind               1                     190

ICG Holdings, Inc. 14.25%        861                   783,510
pay-in-kind

Intermedia Communications,       1,829                 1,783,275
Inc. 13.5% pay-in-kind

NEXTLINK Communications, Inc.    30,698                1,657,692
14% pay-in-kind

PREFERRED STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Source Media, Inc. 13.50%        3,914                $ 39,140
pay-in-kind

WinStar Communications, Inc.     1,399                 1,385,010
14.25% (a)

                                                       5,666,317

TOTAL UTILITIES                                        8,738,592

TOTAL NONCONVERTIBLE                                   18,649,368
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                 19,380,768
(Cost $20,055,216)


SOVEREIGN LOAN PARTICIPATIONS
- 0.7%

MOODY'S RATINGS (UNAUDITED) (B)          PRINCIPAL AMOUNT (D)

Algerian Republic loan
participation:

Series 1 - Deutsche Bank          -      $ 150,000                          114,750
6.625% 9/4/06 (i)

Series 1 - The Chase              -       210,000                           160,650
Manhattan Bank  6.625%
9/4/06 (i)

Series 1- Societe Generale        -       160,000                           122,400
6.625% 9/4/06 (i)

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank) loan
participation restructured
under 1997 Agreement:

BankBoston Corp. 6.9063%          -       3,740,000                         598,400
12/15/20 (c)(i)

Deutsche Bank 6.9063%             -       760,000                           121,600
12/15/20 (c)(i)

Merrill Lynch, Pierce, Fenner     -       350,000                           56,000
& Smith, Inc. 6.9063%
12/15/20 (c)(i)

Morgan (J.P.) Securities,         -       70,000                            11,200
Inc. 6.9063% 12/15/20 (c)(i)

Paribas Capital Markets           -       1,540,000                         246,400
6.9063% 12/15/20 (c)(i)

The Chase Manhattan Bank          -       190,000                           30,400
6.9063% 12/15/20 (c)(i)

Moroccan Kingdom loan
participation:

Series A - Morgan Guaranty        -       398,000                           360,190
Trust Co. 6.8438% 1/1/09 (i)

SOVEREIGN LOAN PARTICIPATIONS
- CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)          PRINCIPAL AMOUNT (D)              VALUE (NOTE 1)

Moroccan Kingdom loan
participation: - continued

Series A - Paribas Capital        -      $ 160,000                         $ 144,800
Markets  6.8438% 1/1/09 (i)

Series A - The Chase              -       57,452                            51,994
Manhattan Bank 6.8438%
1/1/09 (i)

TOTAL SOVEREIGN LOAN                                            2,018,784
PARTICIPATIONS
(Cost $1,944,065)


COMMERCIAL PAPER - 1.6%



BMW U.K. Capital PLC 3.43%     EUR   1,000,000               1,005,233
1/12/00

Depfa Bank Europe PLC 3.48%    EUR   1,000,000               1,005,213
1/12/00

Rheinische Hypothekenbank AG   EUR   1,000,000               1,005,142
3.42% 1/13/00

Santander International Ltd.   EUR   1,000,000               1,005,132
3.44% 1/13/00

Societe Generale Australia     EUR   1,000,000               1,005,032
3.45% 1/14/00

TOTAL COMMERCIAL PAPER                                       5,025,752
(Cost $5,039,133)

CASH EQUIVALENTS - 0.7%

                           MATURITY AMOUNT

Investments in repurchase  $ 2,283,643                        2,283,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 3.38%,
dated 12/31/99 due 1/3/00
(Cost $2,283,000)


PURCHASED OPTIONS - 0.2%

EXPIRATION DATE/ STRIKE PRICE                     UNDERLYING FACE AMOUNT  VALUE  (NOTE 1)

PURCHASED OPTIONS - 0.2%

The Deutsche Bank Call Option    4/00/ 8.75       $ 1,296,000             $ 603,450
on $8,100,000 notional
amount of Bank for Foreign
Economic Affairs of Russia
(Vnesheconombank) loan
participation restructured
under 1997 Agreement -
Deutsche Bank 6.9063% 12/15/20

The Deutsche Bank Call Option    1/00/ 78.25       3,352,172               48,875
on $4,249,980 notional
amount of Republic of
Venezuela Brady debt
conversion bond euro 6.3125%
12/18/07

TOTAL PURCHASED OPTIONS                                                    652,325
(Cost $295,400)



TOTAL INVESTMENT PORTFOLIO -                                              303,609,362
98.0%
(Cost $306,932,152)

NET OTHER ASSETS - 2.0%                                                   6,213,605

NET ASSETS - 100%                                                         $ 309,822,967

SECURITY TYPE ABBREVIATIONS

FLIRB                        -   Front Loaded Interest
                                 Reduction Bonds

CURRENCY ABBREVIATIONS

ARS                          -   Argentine peso

CAD                          -   Canadian dollar

EUR                          -   European Monetary Unit

GBP                          -   British pound

JPY                          -   Japanese yen

PLN                          -   Polish zloty (new)

TRL                          -   Turkish lira

ZAR                          -   South African rand

LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Principal amount in thousands.

(f) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(g) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $25,989,877 or 8.4% of net assets.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Quantity represents share amount.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:

SECURITY                  ACQUISITION DATE    ACQUISITION COST

Sealy Corp., Inc.    10%  2/23/98 - 12/31/99  $ 602,087
12/18/08  pay-in-kind

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        42.3%      AAA, AA, A    35.5%

Baa               0.9%       BBB           2.5%

Ba                4.5%       BB            7.7%

B                 34.0%      B             30.6%

Caa               4.5%       CCC           4.4%

Ca, C             0.3%       CC, C         0.7%

                             D             0.2%

The percentage not rated by Moody's or S&P amounted to 2.2%. FMR has determined that unrated debt securities that are lower quality account for 2.2% of the total value of investment in securities.

Distribution of investments by country of issue, as a percentage of net assets, is as follows:

United States of America    68.2%

Germany                     4.1

United Kingdom              3.6

Canada                      3.5

Brazil                      3.3

Mexico                      2.7

Argentina                   2.4

Italy                       2.2

Russia                      1.9

Netherlands                 1.5

Others (individually less     6.6
than 1%)

                            100.0%

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $308,004,889. Net unrealized depreciation aggregated $4,395,527, of which $9,514,314 related to appreciated investment securities and $13,909,841 related to depreciated investment securities.

At December 31, 1999, the fund had a capital loss carryforward of approximately $10,864,000 of which all will expire on December 31, 2007.

The fund intends to elect to defer to its fiscal year ending December 31, 2000 approximately $2,077,000 of losses recognized during the period November 1, 1999 to December 31, 1999.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
                                          DECEMBER 31, 1999

ASSETS

Investment in securities, at                $ 303,609,362
value (including repurchase
agreements of $2,283,000)
(cost $306,932,152) -  See
accompanying schedule

Cash                                         2,031,753

Receivable for investments                   1,008,865
sold

Receivable for fund shares                   782,626
sold

Dividends receivable                         61,297

Interest receivable                          5,639,279

 TOTAL ASSETS                                313,133,182

LIABILITIES

Payable for investments        $ 2,046,559
purchased

Payable for fund shares         493,492
redeemed

Distributions payable           384,688

Accrued management fee          148,604

Distribution fees payable       119,376

Other payables and accrued      117,496
expenses

 TOTAL LIABILITIES                           3,310,215

NET ASSETS                                  $ 309,822,967

Net Assets consist of:

Paid in capital                             $ 325,412,351

Undistributed net investment                 1,690,132
income

Accumulated undistributed net                (13,917,644)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  (3,361,872)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                  $ 309,822,967

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                          DECEMBER 31, 1999

CALCULATION OF MAXIMUM             $10.47
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($12,800,493 (divided by)
1,222,056 shares)

Maximum offering price per         $10.99
share (100/95.25 of $10.47)

CLASS T: NET ASSET VALUE and       $10.47
redemption price per share
 ($190,335,069 (divided by)
18,180,247 shares)

Maximum offering price per         $10.85
share (100/96.50 of $10.47)

CLASS B: NET ASSET VALUE and       $10.49
offering price per share
($86,115,653 (divided by)
8,211,142 shares) A

CLASS C: NET ASSET VALUE and       $10.46
offering price per share
($16,926,617 (divided by)
1,617,544 shares) A

INSTITUTIONAL CLASS: NET           $10.53
ASSET VALUE, offering price
and redemption price   per
share ($3,645,135 (divided
by) 346,168 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                             YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                              $ 1,666,725
Dividends

Interest                                        24,309,508

 TOTAL INCOME                                   25,976,233

EXPENSES

Management fee                   $ 1,767,669

Transfer agent fees               585,412

Distribution fees                 1,375,685

Accounting fees and expenses      170,566

Non-interested trustees'          742
compensation

Custodian fees and expenses       49,483

Registration fees                 89,517

Audit                             29,187

Legal                             13,490

 Total expenses before            4,081,751
reductions

 Expense reductions               (4,518)       4,077,233

NET INVESTMENT INCOME                           21,899,000

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (7,370,682)

 Foreign currency transactions    (88,631)      (7,459,313)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            3,078,466

 Assets and liabilities in        (34,892)      3,043,574
foreign currencies

NET GAIN (LOSS)                                 (4,415,739)

NET INCREASE (DECREASE) IN                     $ 17,483,261
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               YEAR ENDED  DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 21,899,000                   $ 17,634,579
income

 Net realized gain (loss)       (7,459,313)                    (7,290,913)

 Change in net unrealized       3,043,574                      (8,237,745)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     17,483,261                     2,105,921
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (19,936,469)                   (16,346,500)
From net investment income

 In excess of net realized      -                              (1,629,425)
gain

 TOTAL DISTRIBUTIONS            (19,936,469)                   (17,975,925)

Share transactions - net        24,266,774                     119,784,884
increase (decrease)

  TOTAL INCREASE (DECREASE)     21,813,566                     103,914,880
IN NET ASSETS

NET ASSETS

 Beginning of period            288,009,401                    184,094,521

 End of period (including      $ 309,822,967                  $ 288,009,401
undistributed net investment
income of $1,690,132 and
$794,238, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED DECEMBER 31,         1999      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.560  $ 11.090  $ 11.250  $ 11.010
period

Income from Investment
Operations

Net investment income D           .775      .771      .802      .267

Net realized and unrealized       (.152)    (.512)    .198      .493
gain (loss)

Total from investment             .623      .259      1.000     .760
operations

Less Distributions

From net investment income        (.713)    (.729)    (.790)    (.280)

From net realized gain            -         -         (.370)    (.240)

In excess of net realized gain    -         (.060)    -         -

Total distributions               (.713)    (.789)    (1.160)   (.520)

Net asset value, end of period   $ 10.470  $ 10.560  $ 11.090  $ 11.250

TOTAL RETURN B, C                 6.12%     2.38%     9.24%     6.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 12,800  $ 9,596   $ 3,379   $ 587
(000 omitted)

Ratio of expenses to average      1.08%     1.23%     1.25% F   1.25% A, F
net assets

Ratio of expenses to average      1.07% G   1.22% G   1.24% G   1.25% A
net assets  after expense
reductions

Ratio of net investment           7.44%     7.22%     7.16%     7.32% A
income to average  net assets

Portfolio turnover rate           146%      150%      140%      119%

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED DECEMBER 31,         1999       1998       1997       1996      1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 10.550   $ 11.090   $ 11.250   $ 11.000  $ 9.920
of period

Income from  Investment
Operations

Net investment income             .772 C     .781 C     .814 C     .813 C    .885

Net realized and  unrealized      (.147)     (.535)     .194       .542      1.231
gain (loss)

Total from investment             .625       .246       1.008      1.355     2.116
operations

Less Distributions

From net investment income        (.705)     (.726)     (.798)     (.805)    (.806)

From net realized gain            -          -          (.370)     (.300)    (.230)

In excess of net realized gain    -          (.060)     -          -         -

Total distributions               (.705)     (.786)     (1.168)    (1.105)   (1.036)

Net asset value, end of period   $ 10.470   $ 10.550   $ 11.090   $ 11.250  $ 11.000

TOTAL RETURN A, B                 6.15%      2.26%      9.33%      12.89%    22.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 190,335  $ 189,755  $ 119,204  $ 99,327  $ 52,626
(000 omitted)

Ratio of expenses to  average     1.13%      1.18%      1.20%      1.23%     1.35% D
net assets

Ratio of expenses to average      1.13%      1.17% E    1.19% E    1.22% E   1.35%
net assets after expense
reductions

Ratio of net investment           7.38%      7.25%      7.21%      7.34%     7.28%
income to average net assets

Portfolio turnover rate           146%       150%       140%       119%      193%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.

C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED DECEMBER 31,         1999      1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 10.570  $ 11.100  $ 11.260  $ 11.010  $ 9.910
of period

Income from  Investment
Operations

Net investment income             .703 C    .713 C    .740 C    .743 C    .820

Net realized and  unrealized      (.146)    (.529)    .194      .538      1.237
gain (loss)

Total from investment             .557      .184      .934      1.281     2.057
operations

Less Distributions

From net investment income        (.637)    (.654)    (.724)    (.731)    (.727)

From net realized gain            -         -         (.370)    (.300)    (.230)

In excess of net realized gain    -         (.060)    -         -         -

Total distributions               (.637)    (.714)    (1.094)   (1.031)   (.957)

Net asset value, end of period   $ 10.490  $ 10.570  $ 11.100  $ 11.260  $ 11.010

TOTAL RETURN A, B                 5.45%     1.69%     8.60%     12.14%    21.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 86,116  $ 72,773  $ 54,562  $ 37,403  $ 26,654
(000 omitted)

Ratio of expenses to  average     1.78%     1.83%     1.86%     1.88%     2.10% D
net assets

Ratio of expenses to average      1.78%     1.83%     1.85% E   1.87% E   2.10%
net assets after expense
reductions

Ratio of net investment           6.73%     6.56%     6.55%     6.69%     6.53%
income to average net assets

Portfolio turnover rate           146%      150%      140%      119%      193%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE.

C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED DECEMBER 31,         1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.550  $ 11.080  $ 11.400
period

Income from Investment
Operations

Net investment income D           .687      .672      .105

Net realized and unrealized       (.151)    (.517)    .037
gain (loss)

Total from investment             .536      .155      .142
operations

Less Distributions

From net investment income        (.626)    (.625)    (.152)

From net realized gain            -         -         (.310)

In excess of net realized gain    -         (.060)    -

Total distributions               (.626)    (.685)    (.462)

Net asset value, end of period   $ 10.460  $ 10.550  $ 11.080

TOTAL RETURN B, C                 5.25%     1.42%     1.27%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 16,927  $ 11,248  $ 659
(000 omitted)

Ratio of expenses to average      1.91%     2.07% F   2.10% A, F
net assets

Ratio of expenses to average      1.90% G   2.07%     2.10% A
net assets  after expense
reductions

Ratio of net investment           6.61%     6.37%     6.30% A
income to average net assets

Portfolio turnover rate           146%      150%      140%

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED DECEMBER 31,         1999      1998      1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 10.610  $ 11.140  $ 11.300  $ 11.030  $ 10.890
of period

Income from  Investment
Operations

Net investment income             .799 D    .805 D    .830 D    .826 D    .456

Net realized and  unrealized      (.150)    (.533)    .186      .548      .340
gain (loss)

Total from  investment            .649      .272      1.016     1.374     .796
operations

Less Distributions

From net investment income        (.729)    (.742)    (.806)    (.804)    (.426)

From net realized gain            -         -         (.370)    (.300)    (.230)

In excess of net realized gain    -         (.060)    -         -         -

Total distributions               (.729)    (.802)    (1.176)   (1.104)   (.656)

Net asset value, end of period   $ 10.530  $ 10.610  $ 11.140  $ 11.300  $ 11.030

TOTAL RETURN B, C                 6.35%     2.49%     9.36%     13.04%    7.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,645   $ 4,636   $ 6,289   $ 6,107   $ 107
(000 omitted)

Ratio of expenses to  average     .93%      1.07%     1.10% F   1.10% F   1.10% A, F
net assets

Ratio of expenses to average      .93%      1.07%     1.09% G   1.10%     1.10% A
net assets after expense
reductions

Ratio of net investment           7.58%     7.29%     7.31%     7.47%     7.53% A
income to average net assets

Portfolio turnover rate           146%      150%      140%      119%      193%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned and dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, non-taxable dividends, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract.

OPTIONS. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $618,050 or 0.2% of net assets.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $2,018,784 or 0.7% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $449,049,402 and $419,392,239, respectively, of which U.S. government and government agency obligations aggregated $79,705,604 and $65,371,999, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 17,096     $ 44

CLASS T    483,836      3,655

CLASS B    732,187      528,988

CLASS C    142,566      93,919

           1,375,685    626,606

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 74,145     $ 21,005

CLASS T    175,466      59,131

CLASS B    253,862      253,862*

CLASS C    10,430       10,430*

           513,903      344,428

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 26,393   .23

CLASS T                 365,557   .19

CLASS B                 152,573   .19

CLASS C                 30,142    .21

INSTITUTIONAL CLASS     10,747    .24

                       $ 585,412

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $144 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $4,374 under this arrangement.

6. CREDIT RISK.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

7. BENEFICIAL INTEREST.

At the end of the period, FMR was record owner of approximately 13% of the total outstanding shares of the fund.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                                YEARS ENDED DECEMBER 31,

                                1999                      1998

FROM NET INVESTMENT INCOME

Class A                         $ 775,559                 $ 468,016

Class T                          13,041,860                10,946,403

Class B                          4,950,300                 4,114,994

Class C                          853,483                   416,895

Institutional Class              315,267                   400,192

Total                            19,936,469                16,346,500

IN EXCESS OF NET REALIZED GAIN

Class A                         $ -                       $ 53,961

Class T                          -                         1,076,254

Class B                          -                         409,677

Class C                          -                         63,791

Institutional Class              -                         25,742

Total                            -                         1,629,425

                                $ 19,936,469              $ 17,975,925

9. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                        SHARES                                            DOLLARS

                        YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,

                        1999                     1998                     1999                     1998



CLASS A Shares sold                               900,167                 $ 7,034,562              $ 9,908,134
                         670,664

Reinvestment of
distributions            59,003                   40,130                   616,531                  381,968

Shares redeemed          (416,786)                (335,982)                (4,352,173)              (3,569,407)

Net increase (decrease)  312,881                  604,315                 $ 3,298,920              $ 6,720,695

CLASS T Shares sold      7,300,446                11,047,467              $ 76,364,764             $ 122,912,518

Reinvestment of
distributions            1,043,417                920,256                  10,903,390               8,937,450

Shares redeemed          (8,149,722)              (4,726,297)              (85,087,489)             (51,174,332)

Net increase (decrease)  194,141                  7,241,426               $ 2,180,665              $ 80,675,636

CLASS B Shares sold      3,093,028                4,082,575               $ 32,490,970             $ 45,035,865

Reinvestment of
distributions            321,769                  304,841                  3,367,960                2,975,955

Shares redeemed          (2,090,413)              (2,414,647)              (21,891,154)             (25,559,874)

Net increase (decrease)  1,324,384                1,972,769               $ 13,967,776             $ 22,451,946

CLASS C Shares sold      1,002,410                1,295,745               $ 10,478,051             $ 14,256,416

Reinvestment of
distributions            62,617                   34,501                   653,680                  315,902

Shares redeemed          (513,809)                (323,431)                (5,359,385)              (3,449,844)

Net increase (decrease)  551,218                  1,006,815               $ 5,772,346              $ 11,122,474

INSTITUTIONAL CLASS
Shares                   137,655                  422,294                 $ 1,449,056              $ 4,701,276
sold

Reinvestment of
distributions            20,355                   32,127                   213,945                  334,547

Shares redeemed          (248,874)                (581,996)                (2,615,934)              (6,221,690)

Net increase (decrease)  (90,864)                 (127,575)               $ (952,933)              $ (1,185,867)


INDEPENDENT AUDITORS' REPORT

To the Trustees of Fidelity Advisor Series II and Shareholders of
Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II (the Trust), including the portfolio of investments, as of December 31, 1999, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1998, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated February 12, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
   DELOITTE & TOUCHE LLP
   Boston, Massachusetts
   February 11, 2000



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors, Pembroke, Bermuda
Fidelity International Investment Advisors (U.K.) Limited
London, England
Fidelity Investments Japan Limited,
Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
John H. Carlson, Vice President
Kevin E. Grant, Vice President
Ian Spreadbury, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant (registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement
Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(registered trademark)